Schedule of investments
Optimum Fixed Income Fund
December 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.98%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,443	$ 2,440
Series 2004-T1 1A2 6.50% 1/25/44	2,060	2,092
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	17,023	17,233
Series 2004-W15 1A1 6.00% 8/25/44	10,594	10,757
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	11,565	11,681
Series 2001-14 Z 6.00% 5/25/31	796	812
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	952,324	708,034
Series 2008-24 ZA 5.00% 4/25/38	3,010,364	3,019,084
Series 2009-2 AS 1.017% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, =, •	186,383	9,048
Series 2009-68 SA 2.067% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, =, •	70,847	5,342
Series 2017-40 GZ 3.50% 5/25/47	373,320	334,588
Series 2017-95 FA 5.319% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	153,989	151,329
Series 2024-38 FA 5.654% (SOFR + 0.80%, Floor 0.80%) 1/25/51 •	1,707,776	1,710,094
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	12,811	12,959
Series 3143 BC 5.50% 2/15/36	511,340	524,030
Series 3289 SA 2.038% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, =, •	126,919	8,034
Series 4676 KZ 2.50% 7/15/45	313,349	266,754
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 6.219% (SOFR + 1.65%) 1/25/34 #, •	1,503,485	$ 1,513,642
Series 2022-DNA1 M2 144A 7.069% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,054,196
Series 2022-DNA2 M2 144A 8.319% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,048,849
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	8,552	8,493
Series T-58 2A 6.50% 9/25/43 ♦	2,706	2,717
GNMA
Series 2008-65 SB 1.515% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, =, •	187,868	2,762
Series 2009-2 SE 1.335% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, =, •	632,990	16,592
Series 2011-H21 FT 4.98% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	594,922	592,999
Series 2011-H23 FA 5.466% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	744,656	745,531
Series 2012-H08 FB 5.366% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	76,387	76,388
Series 2012-H18 NA 5.286% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	55,842	55,762
NQ- OPTFI [1224] 0225 (4238516)    1

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2012-H29 SA 5.281% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	1,077,875	$ 1,076,208
Series 2013-113 LY 3.00% 5/20/43	509,897	455,398
Series 2015-H10 FA 5.366% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	4,727,290	4,713,154
Series 2015-H11 FC 5.316% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	580,761	579,094
Series 2015-H12 FB 5.366% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	2,115,007	2,109,950
Series 2015-H20 FB 5.366% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	555,043	553,472
Series 2015-H30 FD 5.366% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	22,289	22,288
Series 2016-H06 FD 5.686% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	526,302	526,845
Series 2017-163 ZK 3.50% 11/20/47	2,346,005	2,125,264
Total Agency Collateralized Mortgage Obligations (cost $26,515,515)		26,073,915

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	947,567	933,130
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust Series 2017-K71 B 144A 3.752% 11/25/50 #, •	470,000	$ 453,247
Total Agency Commercial Mortgage-Backed Securities (cost $1,406,249)		1,386,377

Agency Mortgage-Backed Securities — 39.93%
Fannie Mae 5.50% 3/1/37	4,251	4,249
Fannie Mae S.F. 15 yr
2.50% 7/1/36	4,610,219	4,187,588
2.50% 8/1/36	686,239	624,614
4.50% 9/1/37	714,217	699,577
Fannie Mae S.F. 20 yr
2.00% 3/1/41	2,783,326	2,324,593
2.00% 5/1/41	2,282,698	1,906,235
3.00% 9/1/37	986,554	921,566
4.00% 8/1/42	537,678	503,961
5.50% 8/1/43	1,496,410	1,499,349
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,660,628	7,595,900
2.00% 12/1/50	4,985,847	3,924,722
2.00% 1/1/51	850,999	673,447
2.00% 2/1/51	3,196,815	2,526,196
2.00% 3/1/51	108,351	84,991
2.00% 8/1/51	1,195,105	942,975
2.00% 9/1/51	7,387,627	5,769,905
2.00% 1/1/52	3,261,334	2,583,095
2.50% 8/1/50	2,884,085	2,393,876
2.50% 1/1/51	2,376,060	1,959,239
2.50% 7/1/51	1,087,461	895,854
2.50% 8/1/51	6,056,624	5,002,825
2.50% 2/1/52	19,543,898	15,988,893
2.50% 4/1/52	57,287	47,034
3.00% 10/1/42	981,118	865,603
3.00% 4/1/43	353,257	311,686
3.00% 11/1/48	548,925	476,174
3.00% 12/1/49	2,976,787	2,572,839
3.00% 3/1/50	1,342,546	1,162,281
3.00% 7/1/51	3,438,042	2,961,343
3.00% 12/1/51	6,625,847	5,705,075
3.00% 6/1/52	2,413,393	2,065,749
3.50% 2/1/47	7,932,022	7,219,471
3.50% 7/1/47	2,058,451	1,875,377
3.50% 1/1/48	1,982,381	1,785,828
3.50% 2/1/48	1,270,146	1,136,553
3.50% 1/1/50	1,597,514	1,433,867
3.50% 3/1/50	501,039	450,578
3.50% 7/1/50	3,130,044	2,819,706

2    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 8/1/50	4,134,871	$ 3,710,963
3.50% 3/1/52	2,682,592	2,402,069
3.50% 5/1/52	2,890,152	2,583,660
3.50% 6/1/52	5,370,533	4,757,663
3.50% 9/1/52	6,143,311	5,500,926
4.00% 10/1/40	7,108	6,706
4.00% 11/1/40	28,651	27,033
4.00% 3/1/46	51,255	47,612
4.00% 3/1/47	2,571,470	2,386,344
4.00% 4/1/47	391,985	364,901
4.00% 6/1/48	1,867,271	1,734,001
4.00% 9/1/48	2,045,519	1,895,351
4.00% 10/1/48	1,944,668	1,813,926
4.00% 1/1/49	34,915	32,356
4.00% 3/1/49	97,811	90,603
4.00% 6/1/49	444,444	411,976
4.00% 8/1/51	2,511,782	2,354,832
4.00% 9/1/52	4,372,711	4,005,402
4.50% 5/1/35	19,715	18,994
4.50% 8/1/35	32,506	31,397
4.50% 9/1/35	40,221	38,849
4.50% 5/1/39	142,292	137,954
4.50% 7/1/40	127,298	123,606
4.50% 4/1/41	11,470	11,121
4.50% 5/1/46	89,274	86,553
4.50% 4/1/48	519,360	505,771
4.50% 9/1/48	160,750	152,988
4.50% 12/1/48	143,852	137,216
4.50% 1/1/49	4,019,715	3,837,518
4.50% 1/1/50	7,187,550	6,944,100
4.50% 4/1/50	559,373	533,807
4.50% 10/1/52	11,000,082	10,367,451
4.50% 2/1/53	6,413,336	6,042,631
5.00% 3/1/34	594	591
5.00% 4/1/34	3,556	3,527
5.00% 8/1/34	5,670	5,624
5.00% 4/1/35	1,473	1,462
5.00% 12/1/37	597	593
5.00% 3/1/38	36,894	36,742
5.00% 5/1/40	59,420	59,209
5.00% 7/1/47	249,191	248,304
5.00% 1/1/51	2,773,142	2,723,420
5.50% 12/1/33	6,476	6,506
5.50% 2/1/35	93,713	94,904
5.50% 5/1/44	3,309,325	3,345,893
5.50% 10/1/52	7,408,949	7,349,703
5.50% 11/1/52	4,065,119	4,041,933
5.50% 7/1/53	485,394	479,774
6.00% 9/1/36	5,442	5,553
6.00% 8/1/38	11,661	11,837
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 12/1/38	2,095	$ 2,171
6.00% 1/1/42	2,795,137	2,897,745
6.00% 5/1/53	2,483,025	2,508,871
6.00% 9/1/53	6,448,956	6,483,409
6.50% 11/1/33	916	945
6.50% 2/1/36	15,920	16,591
6.50% 3/1/36	30,600	31,593
6.50% 6/1/36	20,199	21,045
6.50% 2/1/38	3,843	3,962
6.50% 11/1/38	1,502	1,569
Fannie Mae S.F. 30 yr TBA
2.00% 2/1/55	50,200,000	39,069,719
2.50% 1/1/55	49,200,000	40,067,250
3.50% 2/1/55	72,100,000	63,755,182
4.00% 2/1/55	70,500,000	64,452,658
4.50% 1/1/55	109,000,000	102,511,481
4.50% 2/1/55	75,000,000	70,509,060
5.00% 2/1/55	110,400,000	106,492,480
5.50% 1/1/55	107,203,000	105,782,399
5.50% 2/1/55	50,000,000	49,302,270
6.00% 1/1/55	13,501,000	13,563,231
6.00% 2/1/55	32,300,000	32,421,125
6.50% 2/1/55	28,600,000	29,166,414
Freddie Mac ARM
6.00% (RFUCCT1Y + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	10,924	11,035
7.555% (RFUCCT1Y + 2.18%, Cap 10.462%, Floor 2.18%) 5/1/37 •	26,624	27,039
Freddie Mac S.F. 15 yr
2.00% 1/1/37	5,131,167	4,567,732
3.00% 3/1/35	5,168,530	4,854,842
Freddie Mac S.F. 20 yr
2.00% 3/1/41	2,838,304	2,370,475
2.00% 5/1/42	916,715	760,317
2.00% 8/1/42	3,285,454	2,730,567
2.50% 6/1/41	5,017,917	4,291,260
2.50% 3/1/42	3,451,062	2,936,556
3.00% 4/1/42	1,466,159	1,296,796
3.00% 6/1/42	1,868,758	1,652,897
5.00% 11/1/42	2,574,354	2,521,944
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,207,999	1,723,454
2.50% 5/1/51	855,186	706,678
2.50% 10/1/51	6,278,311	5,185,298
2.50% 12/1/51	2,720,334	2,248,268
2.50% 5/1/52	660,152	538,788
3.00% 11/1/46	1,935,005	1,681,622

NQ- OPTFI [1224] 0225 (4238516)    3

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.00% 1/1/47	1,423,067	$ 1,234,400
3.00% 11/1/49	1,955,806	1,684,108
3.00% 1/1/50	471,665	408,285
3.00% 7/1/50	759,265	657,539
3.00% 12/1/50	144,808	125,320
3.00% 5/1/51	4,615,602	4,004,868
3.00% 8/1/51	199,758	171,467
3.00% 8/1/52	3,589,018	3,087,473
3.50% 8/1/48	15,224	13,682
3.50% 9/1/48	1,477,586	1,326,095
3.50% 11/1/48	3,595,917	3,238,148
3.50% 4/1/52	1,731,354	1,539,974
4.00% 10/1/47	1,118,752	1,034,081
4.00% 9/1/52	10,326,579	9,486,683
4.50% 8/1/48	642,710	614,361
4.50% 1/1/49	2,234,502	2,127,906
4.50% 3/1/49	140,456	133,938
4.50% 8/1/49	1,203,753	1,150,371
4.50% 7/1/52	1,708,054	1,611,187
4.50% 10/1/52	11,574,709	10,909,024
5.00% 7/1/52	6,410,722	6,252,278
5.00% 9/1/52	4,529,778	4,421,889
5.00% 11/1/52	1,931,075	1,869,584
5.00% 6/1/53	15,545,500	15,070,375
5.50% 9/1/41	969,132	977,370
5.50% 9/1/52	4,783,770	4,753,584
5.50% 11/1/52	2,985,669	2,968,203
5.50% 2/1/53	3,522,736	3,494,557
5.50% 3/1/53	4,618,460	4,611,391
5.50% 9/1/53	5,458,376	5,460,800
5.50% 11/1/54	4,074,766	4,022,449
6.00% 1/1/53	896,161	913,019
6.00% 5/1/53	3,176,964	3,214,091
6.50% 11/1/33	10,207	10,433
6.50% 1/1/35	34,119	35,048
7.00% 1/1/38	4,582	4,753
GNMA I S.F. 30 yr
3.00% 8/15/45	3,740,508	3,288,968
3.00% 3/15/50	301,746	262,627
5.50% 10/15/42	1,667,876	1,697,707

GNMA I S.F. 30 yr TBA 4.00% 1/20/55	6,000,000	5,525,891
GNMA II S.F. 30 yr
3.00% 8/20/50	632,327	559,914
3.00% 12/20/51	1,508,461	1,309,638
5.00% 9/20/52	1,419,165	1,381,131
5.50% 6/20/49	2,665,332	2,682,525
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 4/20/34		1,095	$ 1,099
Total Agency Mortgage-Backed Securities (cost $1,095,394,545)			1,065,929,641

Collateralized Debt Obligations — 3.41%
Adagio V CLO DAC Series V-A ARR 144A 3.904% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	985,716	1,016,494
Anchorage Capital CLO 6Series 2015-6A AR3 144A 6.072% (TSFR03M + 1.44%, Floor 1.44%) 4/22/34 #, •		4,000,000	4,006,184
Apex Credit CLO Series 2018-1A A2 144A 5.917% (TSFR03M + 1.29%) 4/25/31 #, •		1,885,350	1,885,803
Apidos CLO XXIV Series 2016-24A A1AL 144A 5.829% (TSFR03M + 1.21%, Floor 0.95%) 10/20/30 #, •		881,014	881,688
Ares European CLO Series 7A A1RR 144A 3.844% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	187,774	194,446
Ares European CLO X DAC Series 10A AR 144A 3.964% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,720,782	1,781,835
Ares European CLO XII DAC Series 12A AR 144A 4.069% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	294,681	304,429
Ares XXXIV CLO Series 2015-2A AR3 144A 5.967% (TSFR03M + 1.32%, Floor 1.32%) 4/17/33 #, •		2,600,000	2,605,985

4    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Atlantic Avenue Series 2024-3A A 144A 5.576% (TSFR03M + 1.26%, Floor 1.26%) 1/20/35 #, •		4,000,000	$ 4,000,000
Aurium CLO IV DAC Series 4A AR 144A 3.909% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,986,288	3,087,484
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 3.959% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,001,126	1,033,152
Black Diamond CLO DAC Series 2019-1A A1R 144A 4.003% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	208,798	216,150
Blackrock European CLO VII DAC Series 7A AR 144A 3.804% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	1,755,149	1,810,395
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 3.904% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,066,675	1,103,859
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 3.779% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	249,739	257,257
Series 2019-1A AR 144A 4.021% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	999,341	1,030,474

Cairn CLO X DAC Series 2018-10A AR 144A 3.964% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,328,845	1,374,065
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 3.884% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,519,715	$ 1,571,895
Series 2019-2A A1R 144A 3.913% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	599,242	618,752

Carlyle Global Market Strategies CLO Series 2013-1A A1RR 144A 5.728% (TSFR03M + 1.21%, Floor 0.95%) 8/14/30 #, •		229,560	229,556
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 3.773% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,154,110	1,192,960
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 3.516% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,026,447	1,057,249
Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 3.839% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	1,946,279	2,009,589
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 3.883% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	1,908,223	1,973,259
Dryden Senior Loan Fund Series 2017-54A AR 144A 5.767% (TSFR03M + 1.15%, Floor 1.15%) 10/19/29 #, •		2,337,579	2,341,299

NQ- OPTFI [1224] 0225 (4238516)    5

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 3.718% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	3,988,747	$ 4,107,375
FS Rialto Series 2022-FL4 A 144A 6.503% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •		2,152,344	2,153,868
Galaxy XXI CLO Series 2015-21A AR 144A 5.899% (TSFR03M + 1.28%) 4/20/31 #, •		644,814	645,513
Harvest CLO XVI DAC Series 16A ARR 144A 3.824% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	1,698,968	1,754,197
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	228,549	229,031
HGI CRE CLO Series 2022-FL3 A 144A 6.298% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •		2,347,997	2,347,981
Indigo Credit Management II DAC Series 2A A 144A 4.004% (EUR003M + 1.20%, Floor 1.20%) 7/15/38 #, •	EUR	1,100,000	1,139,435
Invesco Euro CLO I DAC Series 1A A1R 144A 3.834% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	257,117
Jubilee CLO DAC
Series 2016-17A A1RR 144A 3.834% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	1,443,521
Series 2016-17A A2RR 144A 3.834% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	515,468

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

KKR CLO Series 18 AR 144A 5.834% (TSFR03M + 1.20%, Floor 0.94%) 7/18/30 #, •		173,624	$ 173,650
LCM XV Series 15A AR2 144A 5.879% (TSFR03M + 1.26%, Floor 1.00%) 7/20/30 #, •		454,435	454,505
Man GLG Euro CLO III DAC Series 3A AR 144A 3.859% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	71,357	73,889
Man GLG Euro CLO V DAC Series 5A A1R 144A 3.576% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,453,000	1,501,764
Man GLG US CLO Series 2018-1A A1R 144A 6.019% (TSFR03M + 1.40%) 4/22/30 #, •		1,056,902	1,057,224
Marathon CLO Series 2021-16A A1A 144A 6.118% (TSFR03M + 1.46%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,250,028
MF1Series 2024-FL14 A 144A 6.103% (TSFR01M + 1.74%, Floor 1.74%) 3/19/39 #, •		900,000	901,102
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 3.949% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	141,473	146,337
OCP Euro CLO DAC Series 2020-4A AR 144A 4.081% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,816,521	1,877,707

6    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

OFSI BSL XIV CLO Series 2024-14A D1 144A 9.039% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •		750,000	$ 765,085
OZLM IX Series 2014-9A A1A4 144A 5.817% (TSFR03M + 1.20%, Floor 1.20%) 10/20/31 #, •		703,345	704,208
Palmer Square European Loan Funding DAC Series 2021-1A A 144A 3.964% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, •	EUR	836,688	865,827
Palmer Square Loan Funding
Series 2021-3A A1 144A 5.679% (TSFR03M + 1.06%, Floor 1.06%) 7/20/29 #, •		75,153	75,178
Series 2021-4A A1 144A 5.718% (TSFR03M + 1.06%, Floor 1.06%) 10/15/29 #, •		560,198	560,822

PFP Series 2024-11 A 144A 6.315% (TSFR01M + 1.83%, Floor 1.83%) 9/17/39 #, •		3,902,481	3,910,251
Sculptor European CLO V DAC Series 5A AR 144A 3.974% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,235,109	3,340,957
Segovia European CLO DAC Series 2019-6A AR 144A 4.099% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,453,919	1,503,122
Signal Peak CLO 5Series 2018-5A A1R 144A 6.176% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •		1,800,000	1,812,816
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Sound Point CLO XVI Series 2017-2A AR 144A 5.867% (TSFR03M + 1.24%) 7/25/30 #, •		641,495	$ 641,763
Symphony CLO XXIV Series 2020-24A AR 144A 5.826% (TSFR03M + 1.20%, Floor 1.20%) 1/23/32 #, •		1,568,425	1,571,719
Symphony Static CLO I Series 2021-1A A 144A 5.717% (TSFR03M + 1.09%, Floor 0.83%) 10/25/29 #, •		185,248	185,284
TCI-Symphony CLO Series 2017-1A AR 144A 5.848% (TSFR03M + 1.19%, Floor 0.93%) 7/15/30 #, •		548,583	550,035
Tikehau CLO DAC Series 2015-1A ARR 144A 3.932% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, •	EUR	836,733	866,071
Tikehau CLO IX DAC Series 9A AR 144A 4.039% (EUR003M + 1.22%, Floor 1.22%) 1/20/37 #, •	EUR	1,000,000	1,035,850
Toro European CLO 6 DAC Series 6A AR 144A 4.104% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	299,275	309,245
Toro European CLO 7 DAC Series 7A ARE 144A 3.833% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,896,878	1,959,181
Venture 32 CLO Series 2018-32A A1 144A 5.994% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •		392,727	392,612

NQ- OPTFI [1224] 0225 (4238516)    7

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture 34 CLO Series 2018-34A AR 144A 5.936% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	2,448,998	$ 2,452,994
Venture 38 CLO Series 2019-38A A1R 144A 6.011% (TSFR03M + 1.42%, Floor 1.16%) 7/30/32 #, •	2,900,000	2,903,042
Venture 42 CLO Series 2021-42A A1A 144A 6.048% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	1,300,000	1,301,024
Venture XXIX CLO Series 2017-29A AR 144A 5.775% (TSFR03M + 1.25%, Floor 0.99%) 9/7/30 #, •	1,796,472	1,796,741
Venture XXVI CLO Series 2017-26A AR 144A 5.979% (TSFR03M + 1.36%, Floor 1.10%) 1/20/29 #, •	226,427	226,420
Vibrant CLO XI Series 2019-11A A1R1 144A 5.999% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	1,399,915	1,400,705
Voya CLO Series 2014-4A A1RA 144A 6.018% (TSFR03M + 1.36%) 7/14/31 #, •	368,248	369,153
Total Collateralized Debt Obligations (cost $97,658,286)		91,114,076

Corporate Bonds — 30.85%
Banking — 11.61%
ABN AMRO Bank 144A 2.47% 12/13/29 #, μ	4,000,000	3,606,558
Access Bank 144A 6.125% 9/21/26 #	300,000	287,473
Akbank TAS
6.80% 6/22/31 μ, ■	200,000	198,883
144A 7.498% 1/20/30 #	200,000	202,538

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Banco de Credito del Peru 144A 3.25% 9/30/31 #, μ		505,000	$ 478,854
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ		275,000	287,856
Banco Mercantil del Norte
144A 7.50% 6/27/29 #, μ, ψ		200,000	193,679
144A 7.625% 1/10/28 #, μ, ψ		210,000	206,311
144A 8.75% 5/20/35 #, μ, ψ		200,000	199,440
Banco Santander
3.496% 3/24/25		1,000,000	997,734
4.175% 3/24/28 μ		1,200,000	1,175,979
4.875% 10/18/31 ■	EUR	800,000	896,383

Banco Santander Mexico 144A 5.621% 12/10/29 #		230,000	229,425
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ		280,000	277,858
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ		265,000	270,999
Bank of America
3.384% 4/2/26 μ		500,000	498,117
3.974% 2/7/30 μ		6,900,000	6,615,520
4.30% 1/28/25 μ, ψ		900,000	896,004
5.202% 4/25/29 μ		700,000	703,435
5.288% 4/25/34 μ		5,000,000	4,959,921
5.518% 10/25/35 μ		5,610,000	5,488,104
5.819% 9/15/29 μ		2,639,000	2,704,867
6.204% 11/10/28 μ		3,670,000	3,800,146
Bank of Montreal
7.30% 11/26/84 μ		467,000	479,044
7.70% 5/26/84 μ		1,570,000	1,632,808

Bank of New York Mellon 4.70% 9/20/25 μ, ψ		3,385,000	3,361,334
Barclays
3.33% 11/24/42 μ		1,300,000	941,486
4.972% 5/16/29 μ		3,000,000	2,972,917
5.501% 8/9/28 μ		1,600,000	1,617,704
6.375% 12/15/25 μ, ψ, ■	GBP	500,000	626,352
7.125% 6/15/25 μ, ψ	GBP	1,800,000	2,259,054
7.437% 11/2/33 μ		3,000,000	3,302,023
BBVA Bancomer
144A 5.875% 9/13/34 #, μ		200,000	189,935

8    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BBVA Bancomer
144A 8.125% 1/8/39 #, μ	230,000	$ 234,805
BNP Paribas
144A 1.904% 9/30/28 #, μ	1,800,000	1,650,872
144A 2.159% 9/15/29 #, μ	600,000	537,574
144A 2.871% 4/19/32 #, μ	300,000	255,151
144A 3.052% 1/13/31 #, μ	2,600,000	2,321,851
144A 7.375% 8/19/25 #, μ, ψ	700,000	705,455
7.375% 8/19/25 μ, ψ, ■	500,000	503,897
BPCE
144A 5.748% 7/19/33 #, μ	5,000,000	4,935,637
144A 6.612% 10/19/27 #, μ	3,350,000	3,434,340

Burgan Bank 2.75% 12/15/31 μ, ■	295,000	272,910
Citibank
5.438% 4/30/26	955,000	964,102
5.488% 12/4/26	2,545,000	2,583,691
5.57% 4/30/34	2,570,000	2,601,224
Citigroup
3.20% 10/21/26	1,000,000	973,246
4.075% 4/23/29 μ	2,400,000	2,329,564
5.174% 2/13/30 μ	1,900,000	1,899,097
5.61% 9/29/26 μ	897,000	902,107
6.75% 2/15/30 μ, ψ	1,505,000	1,496,522
7.00% 8/15/34 μ, ψ	850,000	898,514
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000	1,323,859
4.375% 8/4/25	2,000,000	1,992,549
144A 5.447% 3/5/30 #, μ	3,300,000	3,339,783
Credit Suisse Group
144A 6.25% #, ψ	2,000,000	220,000
144A 6.375% 8/21/26 #, ψ	1,900,000	209,000
144A 6.442% 8/11/28 #, μ	1,750,000	1,808,697
7.50% ψ, ■	400,000	44,000

Danske Bank 144A 5.705% 3/1/30 #, μ	3,400,000	3,450,118
Deutsche Bank
2.129% 11/24/26 μ	700,000	682,260
3.547% 9/18/31 μ	1,500,000	1,347,327
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
3.729% 1/14/32 μ		2,331,000	$ 2,035,930
6.119% 7/14/26 μ		3,000,000	3,020,352
6.72% 1/18/29 μ		2,030,000	2,108,375
6.819% 11/20/29 μ		1,559,000	1,631,926
7.146% 7/13/27 μ		1,130,000	1,164,812
Fifth Third Bancorp
2.55% 5/5/27		1,000	950
3.95% 3/14/28		4,000	3,873
Goldman Sachs Group
1.431% 3/9/27 μ		2,000,000	1,920,554
3.615% 3/15/28 μ		3,400,000	3,306,754
4.223% 5/1/29 μ		6,100,000	5,938,592
5.016% 10/23/35 μ		2,080,000	1,991,854
5.561% 11/19/45 μ		1,695,000	1,637,952
6.484% 10/24/29 μ		5,195,000	5,444,827

HDFC Bank 5.18% 2/15/29 ■		320,000	319,969
HSBC Holdings
2.013% 9/22/28 μ		3,800,000	3,505,086
2.848% 6/4/31 μ		2,700,000	2,371,615
2.871% 11/22/32 μ		1,000,000	843,936
4.70% 3/9/31 μ, ψ		500,000	441,824
5.21% 8/11/28 μ		500,000	502,186
5.546% 3/4/30 μ		1,800,000	1,813,400
5.875% 9/28/26 μ, ψ	GBP	500,000	619,534

Huntington Bancshares 6.208% 8/21/29 μ		1,770,000	1,828,134
ICICI Bank 144A 4.00% 3/18/26 #		200,000	197,751
ING Groep
3.875% 5/16/27 μ, ψ		3,000,000	2,732,470
5.55% 3/19/35 μ		4,000,000	3,978,002
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,225,118
144A 6.625% 6/20/33 #		2,600,000	2,720,232
144A 7.20% 11/28/33 #		800,000	866,053
7.75% 1/11/27 μ, ψ, ■	EUR	200,000	219,465
JPMorgan Chase & Co.
2.522% 4/22/31 μ		5,500,000	4,847,314
2.595% 2/24/26 μ		1,500,000	1,494,944
2.947% 2/24/28 μ		1,100,000	1,058,261
2.963% 1/25/33 μ		500,000	432,321
4.005% 4/23/29 μ		900,000	872,928
4.452% 12/5/29 μ		1,500,000	1,470,496
4.851% 7/25/28 μ		1,400,000	1,399,785
4.946% 10/22/35 μ		800,000	771,112
5.012% 1/23/30 μ		1,290,000	1,289,062
5.571% 4/22/28 μ		1,340,000	1,362,954
6.254% 10/23/34 μ		910,000	962,195

NQ- OPTFI [1224] 0225 (4238516)    9

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

JPMorgan Chase Bank 5.11% 12/8/26		4,000,000	$ 4,043,180
KeyBank 5.85% 11/15/27		995,000	1,019,924
Kookmin Bank 144A 2.50% 11/4/30 #		305,000	259,924
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	299,275
3.50% 4/1/26 μ, ■	EUR	200,000	207,369
3.75% 3/18/28 μ		1,400,000	1,362,821
5.462% 1/5/28 μ		3,600,000	3,630,977
5.721% 6/5/30 μ		885,000	900,174

Metropolitan Bank & Trust 5.375% 3/6/29 ■		265,000	266,977
Mitsubishi UFJ Financial Group
2.193% 2/25/25		1,700,000	1,693,604
2.559% 2/25/30		1,800,000	1,599,469
Mizuho Financial Group
2.226% 5/25/26 μ		1,600,000	1,582,810
2.564% 9/13/31		1,400,000	1,172,316
2.591% 5/25/31 μ		2,000,000	1,756,794
3.261% 5/22/30 μ		3,100,000	2,882,538
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	1,887,311
3.625% 1/20/27		4,000,000	3,927,915
3.79% 3/21/30 μ	EUR	4,400,000	4,678,465
4.21% 4/20/28 μ		1,400,000	1,380,189
5.123% 2/1/29 μ		4,100,000	4,112,072
5.516% 11/19/55 μ		1,475,000	1,422,751
5.644% (SOFR + 1.02%) 4/13/28 •		4,500,000	4,533,300
5.652% 4/13/28 μ		1,200,000	1,220,433
5.656% 4/18/30 μ		1,200,000	1,221,900
5.831% 4/19/35 μ		3,007,000	3,065,630
6.138% 10/16/26 μ		865,000	873,998
6.296% 10/18/28 μ		1,717,000	1,780,402
6.407% 11/1/29 μ		1,688,000	1,763,742
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	766,073
144A 4.302% 3/8/29 #, μ		5,200,000	5,053,275
NatWest Group
4.80% 4/5/26		5,000,000	5,001,543
5.125% 5/12/27 μ, ψ	GBP	500,000	598,230
5.778% 3/1/35 μ		3,800,000	3,831,553

NBK SPC 144A 1.625% 9/15/27 #, μ		400,000	376,136
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ		210,000	$ 206,904
Nykredit Realkredit 2.00% 10/1/53 ■	DKK	1	0
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		325,000	317,468
PNC Bank 4.05% 7/26/28		2,400,000	2,319,671
PNC Financial Services Group
5.676% 1/22/35 μ		1,090,000	1,103,077
6.875% 10/20/34 μ		1,645,000	1,796,325

Popular 7.25% 3/13/28		855,000	881,237
QNB Bank 10.75% 11/15/33 μ, ■		275,000	304,136
Regions Financial 5.502% 9/6/35 μ		1,330,000	1,299,603
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,082,884
6.534% 1/10/29 μ		3,350,000	3,453,563

Shinhan Bank 144A 5.75% 4/15/34 #		220,000	219,383
Shinhan Financial Group 144A 5.00% 7/24/28 #		200,000	199,065
Standard Chartered
144A 5.005% 10/15/30 #, μ		1,100,000	1,080,596
144A 6.301% 1/9/29 #, μ		270,000	277,353
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,557,017
2.222% 9/17/31		2,300,000	1,907,361

Sumitomo Mitsui Trust Bank 144A 5.20% 3/7/27 #		2,700,000	2,725,500
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		395,000	392,186
Truist Bank 4.632% 9/17/29 μ		5,182,000	5,056,474
Truist Financial 4.95% 9/1/25 μ, ψ		1,465,000	1,455,676
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		300,000	306,257
UBS Group
0.25% 11/5/28 μ, ■	EUR	1,000,000	959,828
144A 3.126% 8/13/30 #, μ		2,000,000	1,828,305

10    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 4.194% 4/1/31 #, μ		2,500,000	$ 2,363,355
144A 5.699% 2/8/35 #, μ		4,525,000	4,556,448
144A 6.85% 9/10/29 #, μ, ψ		1,795,000	1,779,879
7.75% 3/1/29 μ, ■	EUR	400,000	472,298

UniCredit 7.50% 6/3/26 μ, ψ, ■	EUR	600,000	651,121
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,754,661
4.653% 2/1/29 μ		1,136,000	1,124,750
5.384% 1/23/30 μ		495,000	499,234
5.678% 1/23/35 μ		1,115,000	1,124,878
5.727% 10/21/26 μ		194,000	195,369
6.787% 10/26/27 μ		720,000	744,497
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	879,484
3.584% 5/22/28 μ		5,300,000	5,137,182
3.90% 3/15/26 μ, ψ		1,000,000	972,245
5.198% 1/23/30 μ		2,200,000	2,206,884
5.389% 4/24/34 μ		5,000,000	4,946,529
5.676% (SOFR + 1.07%) 4/22/28 •		2,900,000	2,925,404
5.707% 4/22/28 μ		3,800,000	3,862,998

Wells Fargo Bank 5.254% 12/11/26		2,100,000	2,125,928
			310,055,874
Basic Industry — 0.61%
Anglo American Capital 144A 5.50% 5/2/33 #		295,000	293,861
Braskem Netherlands Finance 144A 8.00% 10/15/34 #		315,000	300,652
Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,350,000	1,327,537
CSN Resources 144A 8.875% 12/5/30 #		245,000	244,192
First Quantum Minerals 144A 9.375% 3/1/29 #		275,000	292,793
FMG Resources August 2006 144A 6.125% 4/15/32 #		4,985,000	4,928,563
Freeport-McMoRan 5.45% 3/15/43		1,420,000	1,327,917
INEOS Styrolution Group 2.25% 1/16/27 ■	EUR	300,000	304,119
LD Celulose International GmbH 144A 7.95% 1/26/32 #		380,000	381,336
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
LYB International Finance III
3.625% 4/1/51	1,275,000	$ 857,130
5.50% 3/1/34	2,255,000	2,213,755

Novelis 144A 4.75% 1/30/30 #	570,000	526,752
Samarco Mineracao PIK, 144A 9.00% 6/30/31 #, >>	241,831	236,673
Sasol Financing USA 144A 8.75% 5/3/29 #	305,000	309,872
Sherwin-Williams 3.30% 5/15/50	3,495,000	2,315,459
Sociedad Quimica y Minera de Chile 144A 5.50% 9/10/34 #	340,000	322,534
		16,183,145
Brokerage — 0.21%
Jefferies Financial Group
2.625% 10/15/31	2,925,000	2,469,260
5.875% 7/21/28	1,761,000	1,801,351
6.45% 6/8/27	331,000	341,582
6.50% 1/20/43	880,000	938,861
		5,551,054
Capital Goods — 0.95%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	200,000	145,260
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	265,723	280,338
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	3,140,000	2,823,819
BAE Systems 144A 5.30% 3/26/34 #	935,000	932,778
Boeing
2.196% 2/4/26	2,930,000	2,843,158
6.259% 5/1/27	500,000	512,031
6.298% 5/1/29	700,000	725,948
6.388% 5/1/31	600,000	627,599
6.528% 5/1/34	500,000	524,065
6.858% 5/1/54	5,465,000	5,813,987
7.008% 5/1/64	400,000	424,884
Bombardier
144A 7.00% 6/1/32 #	675,000	687,495
144A 7.25% 7/1/31 #	675,000	696,955

Celestial Dynasty 6.375% 8/22/28 ■	335,000	329,722

NQ- OPTFI [1224] 0225 (4238516)    11

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

IHS Holding 144A 8.25% 11/29/31 #		630,000	$ 623,719
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #		340,000	341,782
Northrop Grumman
4.75% 6/1/43		410,000	367,942
5.20% 6/1/54		2,540,000	2,365,415

Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	1,016,279
Sitios Latinoamerica 144A 6.00% 11/25/29 #		315,000	313,945
Standard Industries 144A 3.375% 1/15/31 #		1,073,000	920,881
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		550,000	570,193
TransDigm
144A 6.625% 3/1/32 #		675,000	681,936
144A 6.875% 12/15/30 #		675,000	685,520
			25,255,651
Communications — 2.22%
Alibaba Group Holding
2.70% 2/9/41		265,000	180,003
144A 5.25% 5/26/35 #		315,000	308,611

Altice France 2.125% 2/15/25 ■	EUR	780,000	763,192
America Movil 4.70% 7/21/32		320,000	305,833
AT&T
2.55% 12/1/33		2,673,000	2,154,086
3.50% 9/15/53		3,925,000	2,645,368
6.30% 1/15/38		315,000	337,356

CCO Holdings 144A 4.25% 1/15/34 #		3,895,000	3,164,473
Charter Communications Operating
2.80% 4/1/31		4,000,000	3,374,881
3.85% 4/1/61		4,755,000	2,868,806
4.40% 12/1/61		4,252,000	2,833,793
5.05% 3/30/29		3,800,000	3,721,104

Connect Finco 144A 9.00% 9/15/29 #		1,570,000	1,431,925
CT Trust 144A 5.125% 2/3/32 #		285,000	255,272
Directv Financing 144A 5.875% 8/15/27 #		720,000	702,262
Frontier Communications Holdings
144A 5.00% 5/1/28 #		1,480,000	1,447,972
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Frontier Communications Holdings
144A 5.875% 10/15/27 #	795,000	$ 793,092

Iliad Holding 144A 8.50% 4/15/31 #	200,000	212,873
Meituan 144A 4.625% 10/2/29 #	350,000	338,727
Meta Platforms
4.30% 8/15/29	870,000	859,258
4.55% 8/15/31	370,000	364,169
4.75% 8/15/34	780,000	759,673
5.40% 8/15/54	895,000	867,497

Midcontinent Communications 144A 8.00% 8/15/32 #	1,385,000	1,424,305
Millicom International Cellular 144A 7.375% 4/2/32 #	286,000	286,666
Ooredoo International Finance 144A 4.625% 10/10/34 #	400,000	382,593
Prosus 144A 4.193% 1/19/32 #	350,000	312,419
Rogers Communications 5.30% 2/15/34	2,075,000	2,023,295
Sable International Finance 144A 7.125% 10/15/32 #	320,000	314,074
Silknet JSC 144A 8.375% 1/31/27 #	250,000	251,717
Sirius XM Radio 144A 4.125% 7/1/30 #	1,555,000	1,358,973
Sprint 7.625% 3/1/26	200,000	204,574
Sprint Capital 6.875% 11/15/28	3,275,000	3,478,895
Sprint Spectrum 144A 4.738% 9/20/29 #	91,562	91,519
Telecom Argentina 144A 9.50% 7/18/31 #	355,000	365,295
Tencent Holdings
144A 2.88% 4/22/31 #	200,000	175,422
144A 3.68% 4/22/41 #	200,000	156,354

Time Warner Cable 7.30% 7/1/38	2,120,000	2,158,814
T-Mobile USA
1.50% 2/15/26	2,100,000	2,026,941
3.00% 2/15/41	3,445,000	2,458,590
3.30% 2/15/51	1,500,000	990,243
3.75% 4/15/27	2,150,000	2,101,076
3.875% 4/15/30	1,400,000	1,318,072
5.25% 6/15/55	1,905,000	1,731,729

12    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
5.75% 1/15/34		755,000	$ 774,368

Uber Technologies 5.35% 9/15/54		930,000	865,606
Verizon Communications
2.55% 3/21/31		537,000	462,672
2.875% 11/20/50		1,100,000	676,252
144A 4.78% 2/15/35 #		1,027,000	978,075

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		1,290,000	1,102,635
			59,161,400
Consumer Cyclical — 1.66%
Caesars Entertainment 144A 6.50% 2/15/32 #		1,350,000	1,357,194
Carnival
144A 4.00% 8/1/28 #		500,000	474,235
144A 7.625% 3/1/26 #		1,063,000	1,065,361

CK Hutchison International 24 II 144A 4.75% 9/13/34 #		425,000	405,898
Ford Motor Credit
2.33% 11/25/25	EUR	200,000	206,022
2.386% 2/17/26	EUR	500,000	513,447
2.70% 8/10/26		700,000	672,758
2.90% 2/16/28		525,000	484,779
2.90% 2/10/29		300,000	268,827
3.25% 9/15/25	EUR	1,000,000	1,037,316
4.535% 3/6/25	GBP	1,100,000	1,373,651
4.542% 8/1/26		1,034,000	1,023,131
5.125% 6/16/25		600,000	599,794
5.80% 3/5/27		3,500,000	3,533,884
5.80% 3/8/29		1,080,000	1,080,902
6.125% 3/8/34		850,000	832,051
6.798% 11/7/28		535,000	554,593
6.80% 5/12/28		2,690,000	2,780,787

Future Retail 144A 5.60% 1/22/25 #, ‡		565,000	2,831
General Motors Financial
5.60% 6/18/31		590,000	593,240
5.75% 2/8/31		4,100,000	4,155,903
5.95% 4/4/34		2,116,000	2,128,119
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	608,592
144A 4.00% 5/1/31 #		700,000	629,984

Hilton Grand Vacations Borrower 144A 5.00% 6/1/29 #		900,000	848,938
Home Depot
4.85% 6/25/31		460,000	459,981
4.875% 6/25/27		535,000	540,192
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Home Depot
4.95% 6/25/34	1,375,000	$ 1,357,240
Hyundai Capital America
144A 5.275% 6/24/27 #	775,000	781,447
144A 5.40% 6/24/31 #	835,000	835,375

Marriott International 3.50% 10/15/32	900,000	794,437
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	183,482
5.75% 7/21/28 ■	200,000	191,256
144A 7.625% 4/17/32 #	415,000	417,109
MGM China Holdings
144A 4.75% 2/1/27 #	495,000	479,476
144A 5.25% 6/18/25 #	400,000	398,954
Nissan Motor
144A 4.345% 9/17/27 #	1,400,000	1,348,448
144A 4.81% 9/17/30 #	600,000	564,389

Nissan Motor Acceptance 144A 2.45% 9/15/28 #	300,000	266,398
Resideo Funding 144A 6.50% 7/15/32 #	1,350,000	1,353,371
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	640,000	635,670
Sands China
2.30% 3/8/27	200,000	186,461
2.85% 3/8/29	400,000	356,838
3.25% 8/8/31	425,000	364,235
4.375% 6/18/30	250,000	233,424
5.40% 8/8/28	1,800,000	1,781,056

Studio City Finance 144A 5.00% 1/15/29 #	200,000	181,104
Toyota Motor Credit 5.281% (SOFR + 0.77%) 8/7/26 •	1,100,000	1,107,356
Warnermedia Holdings
3.638% 3/15/25	400,000	398,752
3.755% 3/15/27	400,000	385,441
5.05% 3/15/42	800,000	642,698
5.141% 3/15/52	500,000	371,770
Wynn Macau
5.50% 1/15/26 ■	200,000	198,197
5.50% 10/1/27 ■	200,000	194,797
		44,241,591
Consumer Non-Cyclical — 2.25%
AbbVie
4.05% 11/21/39	3,193,000	2,730,047
4.95% 3/15/31	4,300,000	4,300,266
5.35% 3/15/44	735,000	716,980

NQ- OPTFI [1224] 0225 (4238516)    13

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #		235,000	$ 202,465
Amgen 2.20% 2/21/27		3,300,000	3,129,750
Astrazeneca Finance 1.75% 5/28/28		4,600,000	4,176,295
Bacardi 144A 4.45% 5/15/25 #		500,000	499,196
Bayer US Finance
144A 6.125% 11/21/26 #		800,000	815,612
144A 6.25% 1/21/29 #		200,000	204,097
144A 6.375% 11/21/30 #		600,000	617,488
144A 6.50% 11/21/33 #		400,000	407,147

Bayer US Finance II 144A 4.375% 12/15/28 #		200,000	192,459
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	506,543
Bimbo Bakeries USA 144A 6.40% 1/15/34 #		260,000	271,412
Biocon Biologics Global 144A 6.67% 10/9/29 #		345,000	331,064
Bunge Limited Finance 4.20% 9/17/29		2,930,000	2,844,389
Coty 144A 5.00% 4/15/26 #		555,000	554,322
CVS Health 3.75% 4/1/30		4,400,000	4,032,342
CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦		51,734	51,548
DaVita
144A 3.75% 2/15/31 #		580,000	502,402
144A 4.625% 6/1/30 #		550,000	506,102

Elevance Health 5.15% 6/15/29		1,225,000	1,232,127
Global Payments 3.20% 8/15/29		2,150,000	1,970,713
Haleon UK Capital 3.125% 3/24/25		500,000	498,060
Haleon US Capital 3.375% 3/24/29		500,000	470,610
HCA
3.50% 9/1/30		4,500,000	4,088,812
4.125% 6/15/29		3,400,000	3,245,073
5.45% 9/15/34		1,735,000	1,692,075

Indofood CBP Sukses Makmur 4.805% 4/27/52 ■		200,000	164,884
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

International Container Terminal Services 4.75% 6/17/30 ■	245,000	$ 240,307
MHP Lux 144A 6.95% 4/3/26 #	365,000	339,678
Movida Europe 144A 7.85% 4/11/29 #	270,000	238,227
Royalty Pharma
1.75% 9/2/27	2,975,000	2,741,135
3.35% 9/2/51	1,568,000	996,465
5.90% 9/2/54	1,250,000	1,188,095

Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	400,000	401,214
Tenet Healthcare
4.25% 6/1/29	2,680,000	2,518,434
6.125% 10/1/28	1,240,000	1,238,810
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	195,490
6.75% 3/1/28	265,000	270,810

The Campbell's 5.20% 3/19/27	5,395,000	5,446,265
United Rentals North America 3.875% 2/15/31	594,000	531,123
UnitedHealth Group
3.70% 5/15/27	600,000	588,274
4.90% 4/15/31	1,345,000	1,337,461
5.50% 7/15/44	905,000	878,477
		60,104,545
Energy — 2.51%
3R Lux 144A 9.75% 2/5/31 #	235,000	243,166
Adnoc Murban Rsc
144A 4.25% 9/11/29 #	3,600,000	3,479,834
144A 4.50% 9/11/34 #	340,000	319,813

BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,629,017
BP Capital Markets America
2.721% 1/12/32	1,465,000	1,254,032
4.812% 2/13/33	1,305,000	1,262,063
5.227% 11/17/34	2,865,000	2,823,218

Canacol Energy 144A 5.75% 11/24/28 #	500,000	278,920
ConocoPhillips
5.00% 1/15/35	1,525,000	1,482,081
5.50% 1/15/55	1,520,000	1,446,954

14    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Diamondback Energy
5.20% 4/18/27	670,000	$ 676,535
5.40% 4/18/34	1,349,000	1,327,206

EIG Pearl Holdings 144A 4.387% 11/30/46 #	245,000	190,406
Enbridge
5.25% 4/5/27	1,325,000	1,341,030
5.70% 3/8/33	5,000,000	5,054,420
5.75% 7/15/80 μ	585,000	566,130
Energy Transfer
4.95% 5/15/28	700,000	699,117
5.50% 6/1/27	3,200,000	3,242,144
6.10% 12/1/28	2,655,000	2,759,579
6.25% 4/15/49	4,420,000	4,430,078
6.50% 11/15/26 μ, ψ	3,380,000	3,389,843
Enterprise Products Operating
4.95% 2/15/35	930,000	900,444
5.35% 1/31/33	2,695,000	2,717,554
5.55% 2/16/55	895,000	861,772

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	452,960	389,052
Greensaif Pipelines Bidco
144A 5.853% 2/23/36 #	210,000	207,538
144A 6.51% 2/23/42 #	400,000	406,143
Hilcorp Energy I
144A 6.00% 2/1/31 #	710,000	659,269
144A 6.25% 4/15/32 #	675,000	624,198

Kinder Morgan 5.00% 2/1/29	525,000	523,438
Kosmos Energy 144A 8.75% 10/1/31 #	350,000	330,082
Medco Maple Tree 144A 8.96% 4/27/29 #	325,000	343,067
NuStar Logistics
5.625% 4/28/27	140,000	139,080
6.375% 10/1/30	1,433,000	1,437,928
Occidental Petroleum
5.375% 1/1/32	775,000	759,350
5.55% 10/1/34	540,000	525,598
6.05% 10/1/54	270,000	256,342
6.125% 1/1/31	2,042,000	2,090,794
6.60% 3/15/46	250,000	252,611
ONEOK
4.35% 3/15/29	1,500,000	1,461,177
5.65% 11/1/28	700,000	714,468

Pertamina Persero 144A 3.65% 7/30/29 #	197,000	185,137
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Puma International Financing 144A 7.75% 4/25/29 #	282,000	$ 286,787
Raizen Fuels Finance 144A 5.70% 1/17/35 #	260,000	240,890
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,499,534
Saudi Arabian Oil 144A 5.75% 7/17/54 #	200,000	187,394
SEPLAT Energy 144A 7.75% 4/1/26 #	275,000	274,409
Southern Gas Corridor CJSC 6.875% 3/24/26 ■	200,000	202,819
Targa Resources 4.20% 2/1/33	300,000	272,591
Targa Resources Partners 5.00% 1/15/28	2,525,000	2,499,211
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,628,909
Thaioil Treasury Center 144A 2.50% 6/18/30 #	210,000	177,400
Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	295,000	308,181
Vista Energy Argentina 144A 7.625% 12/10/35 #	520,000	517,270
Woodside Finance 144A 3.70% 9/15/26 #	400,000	392,328
		67,168,351
Finance Companies — 2.22%
Abu Dhabi Developmental Holding PJSC 144A 5.50% 5/8/34 #	1,500,000	1,526,118
AerCap Ireland Capital DAC
2.45% 10/29/26	1,445,000	1,384,354
3.00% 10/29/28	4,503,000	4,171,608
3.50% 1/15/25	300,000	299,837
4.45% 10/1/25	1,200,000	1,197,632
4.45% 4/3/26	150,000	149,316
5.10% 1/19/29	1,000,000	999,692
6.50% 7/15/25	1,350,000	1,359,061
Air Lease
2.875% 1/15/26	2,050,000	2,007,346
3.00% 2/1/30	6,050,000	5,465,265
4.125% 12/15/26 μ, ψ	715,000	674,576
4.625% 10/1/28	1,884,000	1,853,616
5.10% 3/1/29	1,363,000	1,367,163

NQ- OPTFI [1224] 0225 (4238516)    15

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

American Express 5.284% 7/26/35 μ		1,700,000	$ 1,682,307
Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #		2,755,000	2,830,619
Aviation Capital Group
144A 3.50% 11/1/27 #		3,905,000	3,735,632
144A 5.375% 7/15/29 #		1,400,000	1,401,698
Avolon Holdings Funding
144A 2.528% 11/18/27 #		116,000	107,622
144A 4.95% 1/15/28 #		1,030,000	1,021,053
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #		920,000	908,881
144A 6.00% 11/22/34 #		1,460,000	1,425,591

Blackstone Reg Finance 5.00% 12/6/34		1,990,000	1,924,741
Blue Owl Credit Income 144A 5.80% 3/15/30 #		3,125,000	3,079,063
Brookfield Capital Finance 6.087% 6/14/33		3,800,000	3,933,465
Cantor Fitzgerald 144A 7.20% 12/12/28 #		2,800,000	2,926,918
DAE Funding 3.375% 3/20/28 ■		2,700,000	2,528,915
Encore Capital Group 144A 8.50% 5/15/30 #		400,000	421,174
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB PIK, 144A 11.00% 9/12/31 #, «		270,000	281,475
GE Capital UK Funding Unlimited 5.875% 1/18/33 ■	GBP	300,000	388,129
Indigo Group 1.625% 4/19/28 ■	EUR	1,700,000	1,677,847
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
Logicor Financing 3.25% 11/13/28 ■	EUR	3,400,000	3,515,582
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■		215,000	221,916
Owl Rock Capital 2.875% 6/11/28		500,000	454,961
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
1.50% 10/1/53 ■	DKK	1	0
2.00% 10/1/53 ■	DKK	1	0

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Sirius Real Estate 1.125% 6/22/26 ■	EUR	2,400,000	$ 2,415,648
			59,338,821
Industrials — 0.22%
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #		245,000	250,206
Amphenol
2.20% 9/15/31		710,000	595,330
5.05% 4/5/27		705,000	711,244

Cemex 144A 9.125% 3/14/28 #, μ, ψ		220,000	227,082
Holcim Finance Luxembourg
0.50% 4/23/31 ■	EUR	1,100,000	962,952
0.625% 4/6/30 ■	EUR	1,000,000	911,143

HTA Group 144A 7.50% 6/4/29 #		365,000	371,963
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		1,290,000	1,317,683
MV24 Capital 144A 6.748% 6/1/34 #		300,840	285,533
West China Cement 4.95% 7/8/26 ■		260,000	205,626
			5,838,762
Insurance — 0.70%
AIA Group
144A 3.90% 4/6/28 #		1,000,000	972,093
144A 5.375% 4/5/34 #		310,000	308,365

Aon 2.90% 8/23/51		4,930,000	3,013,098
Aon North America
5.30% 3/1/31		1,040,000	1,044,980
5.75% 3/1/54		375,000	366,038

Arthur J Gallagher & Co. 5.55% 2/15/55		1,000,000	961,001
Athene Global Funding 4.005% (EUR003M + 1.00%) 2/23/27 ■, •	EUR	2,500,000	2,597,024
Athene Holding
3.45% 5/15/52		2,510,000	1,616,839
3.95% 5/25/51		1,120,000	806,213
6.625% 10/15/54 μ		1,355,000	1,350,807

Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	976,449
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #		2,190,000	2,314,407

16    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Marsh & McLennan 5.35% 11/15/44		2,450,000	$ 2,379,263
			18,706,577
Real Estate Investment Trusts — 0.80%
American Homes 4 Rent 5.25% 3/15/35		810,000	788,671
American Tower
2.30% 9/15/31		1,600,000	1,331,399
3.65% 3/15/27		300,000	292,968
3.95% 3/15/29		2,150,000	2,063,387
5.20% 2/15/29		600,000	603,830

Cromwell Ereit Lux Finco 2.125% 11/19/25 ■	EUR	600,000	615,291
EPR Properties 4.50% 6/1/27		1,700,000	1,671,741
Extra Space Storage 5.40% 2/1/34		2,340,000	2,318,843
GLP Capital 4.00% 1/15/30		2,600,000	2,423,435
Iron Mountain 144A 5.25% 7/15/30 #		661,000	631,476
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		2,105,000	1,939,581
Starwood Property Trust 144A 7.25% 4/1/29 #		3,315,000	3,404,684
Sunac China Holdings
PIK, 144A 6.00% 9/30/26 #, >>		482,710	72,406
PIK, 144A 6.25% 9/30/27 #, >>		281,821	40,864
Trust Fibra Uno
144A 4.869% 1/15/30 #		305,000	276,554
144A 7.375% 2/13/34 #		260,000	259,737
VICI Properties
4.75% 2/15/28		100,000	99,229
4.95% 2/15/30		2,440,000	2,393,500
144A 5.75% 2/1/27 #		145,000	146,348
			21,373,944
Technology — 1.51%
Accenture Capital
4.25% 10/4/31		5,425,000	5,214,550
4.50% 10/4/34		2,045,000	1,944,155

Amentum Holdings 144A 7.25% 8/1/32 #		1,350,000	1,361,769
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,278,877
144A 3.187% 11/15/36 #		6,855,000	5,524,874
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 3.419% 4/15/33 #	1,600,000	$ 1,401,332
144A 4.926% 5/15/37 #	115,000	109,452
5.05% 7/12/29	1,240,000	1,245,114
5.15% 11/15/31	775,000	780,237

CDW 3.276% 12/1/28	4,143,000	3,861,817
Entegris 144A 4.75% 4/15/29 #	1,230,000	1,178,804
Fiserv 3.50% 7/1/29	3,500,000	3,286,843
KLA 4.95% 7/15/52	2,110,000	1,919,187
NXP 3.875% 6/18/26	3,250,000	3,207,780
Oracle
3.60% 4/1/50	1,952,000	1,368,713
4.20% 9/27/29	890,000	859,931
4.65% 5/6/30	455,000	448,550
5.375% 9/27/54	885,000	816,463

Roper Technologies 4.90% 10/15/34	1,170,000	1,125,895
TD SYNNEX
2.375% 8/9/28	800,000	726,103
2.65% 8/9/31	1,200,000	1,010,085

TSMC Arizona 2.50% 10/25/31	590,000	505,259
TSMC Global 144A 2.25% 4/23/31 #	245,000	208,944
		40,384,734
Transportation — 0.54%
Air Canada 144A 3.875% 8/15/26 #	300,000	291,714
American Airlines 144A 5.50% 4/20/26 #	250,000	249,389
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	944,438	901,882
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	433,587	416,935
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	809,924	756,736
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	151,171	136,734
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	89,275	77,940

NQ- OPTFI [1224] 0225 (4238516)    17

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	838,412	$ 802,628
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	233,716	214,213
Delta Air Lines 7.375% 1/15/26	900,000	920,053
Latam Airlines Group 144A 7.875% 4/15/30 #	380,000	385,172
Mileage Plus Holdings 144A 6.50% 6/20/27 #	350,000	352,458
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	998,193
144A 4.45% 1/29/26 #	2,100,000	2,089,607
United Airlines
144A 4.375% 4/15/26 #	1,370,000	1,348,120
144A 4.625% 4/15/29 #	3,486,000	3,317,265

United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	864,373	882,752
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ♦	241,265	240,460
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 ♦	31,726	31,406
		14,413,657
Utilities — 2.84%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	245,000	196,358
AEP Texas 5.40% 6/1/33	2,805,000	2,781,007
AES Andes 144A 8.15% 6/10/55 #, μ	280,000	283,767
Appalachian Power 4.50% 8/1/32	2,045,000	1,928,807
Berkshire Hathaway Energy 2.85% 5/15/51	4,385,000	2,681,808
Boston Gas 144A 3.757% 3/16/32 #	500,000	446,356
Calpine
144A 4.50% 2/15/28 #	308,000	295,655
144A 5.00% 2/1/31 #	1,050,000	988,149
144A 5.125% 3/15/28 #	309,000	299,920

Centrais Eletricas Brasileiras 144A 6.50% 1/11/35 #	315,000	293,438
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Chile Electricity Lux Mpc II 144A 5.58% 10/20/35 #	320,000	$ 311,370
Colbun 144A 3.15% 1/19/32 #	340,000	286,072
Constellation Energy Generation 5.75% 3/15/54	1,595,000	1,552,663
Dominion Energy
6.625% 5/15/55 μ	1,090,000	1,110,889
Series A 6.875% 2/1/55 μ	1,295,000	1,346,254

Duke Energy 6.45% 9/1/54 μ	475,000	481,957
Edison International 5.25% 3/15/32	300,000	296,959
Engie Energia Chile 144A 6.375% 4/17/34 #	380,000	381,991
Entergy Arkansas 4.20% 4/1/49	870,000	691,061
Entergy Louisiana 4.95% 1/15/45	235,000	209,141
Entergy Texas 3.55% 9/30/49	700,000	495,374
Exelon 5.45% 3/15/34	645,000	644,016
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	340,000	333,438
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	310,000	300,331
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	275,000	277,553
Georgia Power 4.70% 5/15/32	3,200,000	3,119,941
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	300,000	217,971
JSW Hydro Energy 144A 4.125% 5/18/31 #	243,375	219,773
Minejesa Capital 144A 5.625% 8/10/37 #	285,000	265,197
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	381,226	366,712
Nevada Power 5.90% 5/1/53	1,670,000	1,677,919
NextEra Energy Capital Holdings
1.90% 6/15/28	4,500,000	4,075,434
5.55% 3/15/54	2,695,000	2,584,750

18    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
NextEra Energy Capital Holdings
5.749% 9/1/25	3,395,000	$ 3,416,905
Oglethorpe Power
3.75% 8/1/50	1,620,000	1,157,914
6.20% 12/1/53	355,000	366,862
Pacific Gas & Electric
2.10% 8/1/27	1,400,000	1,306,467
3.00% 6/15/28	800,000	749,924
3.30% 3/15/27	700,000	675,927
3.30% 8/1/40	7,168,000	5,368,980
3.50% 6/15/25	400,000	397,243
3.50% 8/1/50	1,100,000	754,477
4.20% 3/1/29	3,200,000	3,094,805
4.40% 3/1/32	1,300,000	1,224,452
4.50% 7/1/40	1,100,000	950,880
PacifiCorp
5.10% 2/15/29	360,000	362,720
5.45% 2/15/34	610,000	606,449
5.80% 1/15/55	560,000	544,804

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	520,000	536,096
PG&E 5.25% 7/1/30	1,110,000	1,087,213
Sempra
4.875% 10/15/25 μ, ψ	575,000	568,955
6.40% 10/1/54 μ	2,691,000	2,674,923

Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	370,000	365,697
Southern California Edison
4.00% 4/1/47	880,000	678,415
5.20% 6/1/34	1,340,000	1,326,822

Southern California Gas 2.95% 4/15/27	2,600,000	2,501,946
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	331,525	335,594
System Energy Resources 2.14% 12/9/25	800,000	778,599
Virginia Electric and Power 5.00% 4/1/33	4,000,000	3,916,856
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,500,000	1,510,227
Vistra Operations
144A 6.00% 4/15/34 #	595,000	603,316
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra Operations
144A 6.95% 10/15/33 #	6,060,000	$ 6,535,971
		75,841,470
Total Corporate Bonds (cost $853,549,749)		823,619,576

Government Agency Obligations — 0.39%
Bapco Energies 7.50% 10/25/27 ■	200,000	206,132
BOC Aviation USA 144A 5.25% 1/14/30 #	500,000	505,598
CIMB Bank 144A 2.125% 7/20/27 #	275,000	257,681
Consorcio Transmantaro 144A 5.20% 4/11/38 #	280,000	257,576
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	225,000	151,135
144A 4.25% 7/17/42 #	200,000	154,548

Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #	200,000	201,395
Ecopetrol
5.875% 11/2/51	220,000	147,901
8.375% 1/19/36	250,000	241,306

First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	325,000	319,432
Freeport Indonesia 144A 5.315% 4/14/32 #	435,000	423,875
Gaci First Investment 4.875% 2/14/35 ■	264,000	248,303
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	175,264
Hutama Karya Persero 144A 3.75% 5/11/30 #	454,000	420,375
KazMunayGas National 144A 5.375% 4/24/30 #	200,000	194,944
Mazoon Assets 144A 5.25% 10/9/31 #	200,000	196,440
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	275,000	285,190
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	306,660
OCP
144A 3.75% 6/23/31 #	200,000	172,787
144A 5.125% 6/23/51 #	335,000	253,547
144A 7.50% 5/2/54 #	415,000	421,801

Oryx Funding 144A 5.80% 2/3/31 #	250,000	248,914

NQ- OPTFI [1224] 0225 (4238516)    19

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	$ 293,382
144A 5.25% 5/15/47 #	185,000	161,160
Petroleos Mexicanos
5.95% 1/28/31	600,000	507,168
6.70% 2/16/32	76,000	66,174
6.75% 9/21/47	390,000	268,405
7.69% 1/23/50	505,000	381,381
10.00% 2/7/33	100,000	103,917
Petronas Capital
144A 2.48% 1/28/32 #	200,000	167,276
144A 3.50% 4/21/30 #	440,000	407,850

PTTEP Treasury Center 144A 2.587% 6/10/27 #	400,000	378,529
QazaqGaz JSC 144A 4.375% 9/26/27 #	430,000	411,505
QNB Finance 2.625% 5/12/25 ■	255,000	252,787
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	135,445
144A 4.25% 4/16/39 #	200,000	171,561

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	217,099	176,949
Turk Telekomunikasyon 144A 7.375% 5/20/29 #	250,000	255,019
YPF 144A 9.50% 1/17/31 #	415,000	444,261
Total Government Agency Obligations (cost $11,070,727)		10,373,573

Municipal Bonds — 0.43%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	1,893,180
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,642,461	1,810,814
(Retiree Health Care) Series B 6.899% 12/1/40	1,642,475	1,810,828
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,537,922
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,685,000	$ 1,809,791
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	690,858
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	715,000	722,479
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	239,447
Series A 2.351% 6/1/28	300,000	273,471
Series A 2.551% 6/1/29	300,000	267,489
Series A 2.951% 6/1/31	500,000	428,500
Total Municipal Bonds (cost $12,924,521)		11,484,779

Non-Agency Asset-Backed Securities — 4.40%
ABFC Trust Series 2006-HE1 A2D 4.893% (TSFR01M + 0.55%, Floor 0.44%) 1/25/37 •	226,652	124,931
ACHV ABS Trust Series 2024-3AL A 144A 5.01% 12/26/31 #	759,504	759,459
Argent Securities Trust
Series 2006-M1 A2C 4.753% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,042,478	274,285
Series 2006-W4 A2C 4.773% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	545,985	128,803

20    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 5.458% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	298,071	$ 289,071
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 5.368% 10/25/36 •	90,897	39,582
Carvana Auto Receivables Trust
Series 2024-N2 A2 144A 5.90% 8/10/27 #	231,607	232,690
Series 2024-P2 A3 5.33% 7/10/29	4,000,000	4,042,162

Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	101	101
Chase Auto Owner Trust Series 2024-2A A3 144A 5.52% 6/25/29 #	2,900,000	2,944,669
Chesapeake Funding II Series 2024-1A A1 144A 5.52% 5/15/36 #	2,746,070	2,775,824
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 5.953% (TSFR01M + 1.61%, Floor 1.50%) 10/25/37 #, •	2,870,948	2,885,485
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.559% 11/25/36 ~	7,272	7,235
Citizens Auto Receivables Trust
Series 2023-1 A3 144A 5.84% 1/18/28 #	7,800,000	7,886,126
Series 2024-1 A2A 144A 5.43% 10/15/26 #	1,441,520	1,445,275
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 4.853% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	23,455	22,540
Series 2006-1 AF6 4.478% 7/25/36 •	16,725	16,199
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Trust
Series 2006-11 1AF6 6.15% 9/25/46 •	19,512	$ 17,674
Series 2006-26 2A4 4.673% (TSFR01M + 0.33%, Floor 0.22%) 6/25/37 •	679,553	660,193
Series 2007-6 2A4 5.073% (TSFR01M + 0.42%, Floor 0.31%) 9/25/37 •	935,047	756,279

Crown Castle 2.25% 1/15/31	5,000,000	4,207,543
CWABS Asset-Backed Certificates Trust Series 2005-3 MV7 6.403% (TSFR01M + 2.06%, Floor 1.95%) 8/25/35 •	4,200,000	3,836,212
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	5,000,000	4,765,342
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,540,064
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,391,303
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,196,500	6,537,016
EquiFirst Mortgage Loan Trust Series 2004-2 M7 7.453% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	594,359
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 4.773% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	474,282	460,073
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	4,500,000	4,552,582
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	6,500,000	6,588,966

NQ- OPTFI [1224] 0225 (4238516)    21

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Fremont Home Loan Trust Series 2004-B M1 5.323% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •	1,743,476	$ 1,672,806
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	1,350,000	1,373,093
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 4.753% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •	1,552,771	652,230
GLS Auto Select Receivables Trust Series 2024-3A A2 144A 5.59% 10/15/29 #	491,531	497,265
GM Financial Consumer Automobile Receivables Trust Series 2024-2 A2A 5.33% 3/16/27	3,071,147	3,081,544
Golden Credit Card Trust Series 2022-4A A 144A 4.31% 9/15/27 #	2,000,000	1,996,602
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	2,777,472	2,788,251
GSAMP Trust
Series 2006-FM3 A2D 4.683% (TSFR01M + 0.34%, Floor 0.23%) 11/25/36 •	719,678	339,798
Series 2007-SEA1 A 144A 4.753% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •	330,960	325,654

Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 4.693% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •	966,726	645,872
HSI Asset Securitization Trust Series 2006-HE1 2A1 4.553% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •	20,620	6,930
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	67,352	$ 66,775
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 4.693% (TSFR01M + 0.35%, Floor 0.24%) 8/25/36 •	29,385	29,211
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 5.053% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •	2,230,539	1,871,468
Series 2006-7 1A 4.763% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	2,061,107	1,035,557
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 4.603% (TSFR01M + 0.26%, Floor 0.15%) 11/25/36 •	3,356,396	1,864,590
Series 2007-HE5 A2D 4.793% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,547,371	1,067,624

New Century Home Equity Loan Trust Series 2005-1 M2 5.173% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	233,599	232,416
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	8,000,000	8,052,166
Option One Mortgage Loan Trust
Series 2005-1 M1 5.233% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	672,255	633,029
Series 2007-4 2A4 4.763% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,380,502	2,476,533

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	3,800,000	3,804,978

22    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

RAAC Trust Series 2005-SP2 2A 5.053% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •	129,650	$ 114,255
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	49,055	48,001
Structured Asset Investment Loan Trust Series 2003-BC2 M1 5.833% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,778	15,818
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 4.723% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	824,473	765,965
Series 2006-BC2 A1 4.608% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,667,599	1,602,461
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	554,809
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	62,861	61,826
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	3,859,314	3,671,623
Series 2024-5 A1A 144A 4.48% 10/25/64 #, •	3,883,971	3,779,687

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	5,500,000	5,575,046
United Auto Credit Securitization Trust Series 2024-1 A 144A 6.17% 8/10/26 #	666,848	668,049
Westlake Automobile Receivables Trust Series 2024-3A A2A 144A 4.82% 9/15/27 #	2,000,000	2,002,965
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

World Omni Auto Receivables Trust Series 2024-B A2B 5.028% (SOFR + 0.43%, Floor 0.43%) 9/15/27 •	1,252,969	$ 1,253,713
Total Non-Agency Asset-Backed Securities (cost $124,249,491)		117,410,653

Non-Agency Collateralized Mortgage Obligations — 2.78%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	799,545	375,262
Angel Oak Mortgage Trust Series 2024-2 A1 144A 5.985% 1/25/69 #, ~	1,208,703	1,211,802
ARM Trust
Series 2005-10 3A31 4.353% 1/25/36 •	13,680	11,987
Series 2006-2 1A4 4.782% 5/25/36 •	253,873	218,523
Banc of America Funding Trust
Series 2005-E 7A1 6.255% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	59,472	46,685
Series 2006-I 1A1 6.638% 12/20/36 •	58,079	57,156

Banc of America Mortgage Trust Series 2003-D 2A1 6.87% 5/25/33 •	374	363
Bear Stearns ARM Trust Series 2003-5 2A1 5.358% 8/25/33 •	11,257	10,288
Chase Home Lending Mortgage Trust
Series 2024-7 A11 144A 5.869% (SOFR + 1.30%, Cap 8.00%) 6/25/55 #, •	3,424,738	3,426,668
Series 2024-RPL1 A1A 144A 3.25% 3/25/64 #, •	1,689,901	1,492,125
Series 2024-RPL3 A1A 144A 3.25% 9/25/64 #, •	3,192,384	2,820,813

Chase Mortgage Finance Trust Series 2005-A1 3A1 4.948% 12/25/35 •	29,955	26,227

NQ- OPTFI [1224] 0225 (4238516)    23

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	650,831	$ 280,248
Citigroup Mortgage Loan Trust Series 2024-1 A11 144A 5.919% (SOFR + 1.35%, Cap 8.00%) 7/25/54 #, •	3,480,355	3,488,815
COLT Mortgage Loan Trust Series 2024-3 A1 144A 6.393% 6/25/69 #, ~	2,691,824	2,716,225
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.469% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,521,386
Series 2022-R02 2M2 144A 7.569% (SOFR + 3.00%) 1/25/42 #, •	900,000	923,512
Series 2024-R04 1M1 144A 5.669% (SOFR + 1.10%) 5/25/44 #, •	3,662,169	3,663,265

Cross Mortgage Trust Series 2024-H3 A1 144A 6.272% 6/25/69 #, ~	3,625,245	3,654,763
CSMC Mortgage-Backed Trust
Series 2007-1 5A14 6.00% 2/25/37	136,116	76,070
Series 2007-3 4A12 2.297% (6.64% minus TSFR01M, Cap 6.75%) 4/25/37 Σ, =, •	60,346	6,125
Series 2007-3 4A15 5.50% 4/25/37	26,795	21,365
Series 2007-3 4A6 4.703% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	60,346	46,213

CSMC Trust Series 2005-1R 2A5 144A 5.75% 12/26/35 #	473,223	277,485
Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	707,576	618,489
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M2 144A 6.619% (SOFR + 2.05%) 12/25/33 #, •	4,419,079	$ 4,495,107
GCAT Trust Series 2024-NQM2 A1 144A 6.085% 6/25/59 #, ~	3,575,954	3,594,496
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	12,512	10,820
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	1,811,111	1,586,915
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	2,020,177	1,619,339

GSR Mortgage Loan Trust Series 2007-AR1 2A1 4.534% 3/25/47 •	339,035	203,441
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 4.813% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,653,697	1,354,192
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.846% 10/25/36 •	140,364	111,990
Series 2006-A7 2A2 4.562% 1/25/37 •	25,340	19,162
Series 2007-A1 6A1 5.633% 7/25/35 •	20,669	19,818
Series 2014-2 B1 144A 3.416% 6/25/29 #, •	21,186	20,085
Series 2014-2 B2 144A 3.416% 6/25/29 #, •	21,186	20,030
Series 2015-4 B1 144A 3.528% 6/25/45 #, •	364,978	333,997
Series 2015-4 B2 144A 3.528% 6/25/45 #, •	155,992	141,959
Series 2016-4 B1 144A 3.787% 10/25/46 #, •	147,442	136,692
Series 2016-4 B2 144A 3.787% 10/25/46 #, •	269,015	249,128
Series 2017-1 B3 144A 3.447% 1/25/47 #, •	737,759	644,817
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	43,266	38,329

24    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		122,213	$ 107,317
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		396,377	333,724
Series 2021-1 A3 144A 2.50% 6/25/51 #, •		633,985	507,969
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		1,345,452	1,072,774
Series 2021-13 B1 144A 3.138% 4/25/52 #, •		1,852,397	1,499,611
JPMorgan Trust
Series 2015-5 B2 144A 6.332% 5/25/45 #, •		112,217	110,871
Series 2015-6 B1 144A 3.507% 10/25/45 #, •		133,749	126,759
Series 2015-6 B2 144A 3.507% 10/25/45 #, •		130,134	122,718

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,141,751	316,951
Ludgate Funding
Series 2006-1X A2A 5.036% (SONIA + 0.309%) 12/1/60 ■, •	GBP	685,866	841,562
Series 2008-W1X A1 5.446% (SONIA + 0.72%) 1/1/61 ■, •	GBP	297,418	368,675

Mansard Mortgages Series 2007-1X A2 5.109% (SONIA + 0.299%) 4/15/47 ■, •	GBP	327,926	404,613
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		852	866
Series 2004-5 6A1 7.00% 6/25/34		7,777	7,854

MASTR ARM Trust Series 2004-4 4A1 6.513% 5/25/34 •		20,754	19,875
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 6.53% 2/25/34 •		1,071	1,005
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •		647,928	523,355
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	588,446	$ 472,512
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	652,766	523,964
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	91,402	87,716
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •	2,067,724	1,970,948

OBX Trust Series 2024-NQM8 A1 144A 6.233% 5/25/64 #, ~	2,745,062	2,768,576
PRKCM Series 2024-AFC1 A1 144A 6.333% 3/25/59 #, ~	800,602	806,165
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~	2,970,359	2,884,755
Radnor Re Series 2024-1 M1B 144A 7.46% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	233,000	234,674
RALI Series Trust
Series 2007-QA5 2A1 6.268% 9/25/37 •	1,800,038	1,203,280
Series 2007-QH8 A 5.791% 10/25/37 •	1,005,449	834,402
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	626,961	499,897
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	1,375,997	1,097,128

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 4.793% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •	300,184	281,174
Sequoia Mortgage Trust
Series 2004-5 A3 5.271% (TSFR06M + 0.99%, Cap 11.50%, Floor 0.56%) 6/20/34 •	42,760	39,257

NQ- OPTFI [1224] 0225 (4238516)    25

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2007-1 4A1 3.972% 9/20/46 •		174,941	$ 117,297
Series 2015-1 B2 144A 3.93% 1/25/45 #, •		85,510	82,137
Series 2017-5 B2 144A 3.787% 8/25/47 #, •		2,502,366	2,280,474
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		521,289	415,785

Stratton Mortgage Funding Series 2024-2A A 144A 5.626% (SONIA + 0.90%) 6/28/50 #, •	GBP	847,731	1,063,665
Structured ARM Loan Trust Series 2006-1 7A4 3.935% 2/25/36 •		29,393	24,853
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 4.981% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •		45,810	44,941
Verus Securitization Trust
Series 2023-7 A1 144A 7.07% 10/25/68 #, ~		4,452,890	4,528,387
Series 2024-4 A1 144A 6.218% 6/25/69 #, ~		3,527,480	3,554,154
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.756% 12/25/35 ♦, •		127,989	115,501
Series 2007-HY1 3A3 4.06% 2/25/37 ♦, •		94,148	79,105
Series 2007-HY7 4A1 5.02% 7/25/37 ♦, •		196,348	172,324
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 7.098% 8/25/36 •		82,719	74,176
Series 2020-1 A1 144A 3.00% 12/25/49 #, •		116,555	98,681
Total Non-Agency Collateralized Mortgage Obligations (cost $80,745,627)			74,314,604

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 4.35%
AG Trust Series 2024-NLP A 144A 6.413% (TSFR01M + 2.02%, Floor 2.02%) 7/15/41 #, •	4,000,000	$ 4,010,000
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	575,834
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,076,073
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	7,185,410
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,884,145
Series 2020-BN29 A4 1.997% 11/15/53	5,880,000	4,833,669
Series 2022-BNK39 B 3.238% 2/15/55 •	1,353,000	1,125,601
Series 2022-BNK39 C 3.269% 2/15/55 •	797,000	640,943
Series 2022-BNK40 B 3.393% 3/15/64 •	1,800,000	1,516,078
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	2,962,652
Series 2020-B20 A5 2.034% 10/15/53	5,250,000	4,326,131
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,082,818
Series 2020-B22 A5 1.973% 1/15/54	6,600,000	5,447,534
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,737,463
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,431,694
Series 2022-B32 C 3.454% 1/15/55 •	2,200,000	1,695,643
Series 2022-B33 B 3.614% 3/15/55 •	900,000	742,711
Series 2022-B33 C 3.614% 3/15/55 •	900,000	711,040
Series 2022-B34 A5 3.786% 4/15/55 •	2,950,000	2,626,698
Series 2022-B35 A5 4.444% 5/15/55 •	2,925,000	2,725,553

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	529,547
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,188,630

26    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	$ 3,572,866
Series 2019-CF3 A4 3.006% 1/15/53	800,000	712,140
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	406,537
Series 2019-CD8 A4 2.912% 8/15/57	4,575,000	4,096,381

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	3,014,591
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,273,783
Series 2017-C4 A4 3.471% 10/12/50	635,000	609,911
COMM Mortgage Trust
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	591,929
Series 2015-CR23 A4 3.497% 5/10/48	780,000	777,312
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,307,855
Series 2018-HCLV A 144A 5.693% (TSFR01M + 1.30%, Floor 1.00%) 9/15/33 #, •	2,900,000	2,659,533

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	878,916
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,231,089
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,851,725
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,154,324
Series 2019-GC42 A4 3.00% 9/10/52	5,000,000	4,499,702
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,220,407

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Hilton USA Trust Series 2016-SFP A 144A 2.828% 11/5/35 #	2,500,000	$ 1,925,000
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	7,344,992	7,278,069
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,590,534
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,016,804
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,270,447
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	293,566
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,175,176
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	947,783
Series 2015-C27 ASB 3.557% 12/15/47	168,136	167,657
Morgan Stanley Capital I Trust
Series 2014-150E A 144A 3.912% 9/9/32 #	3,700,000	3,246,750
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	914,963
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,753,648

VMC Finance Series 2021-FL4 A 144A 5.59% (TSFR01M + 1.21%, Floor 1.21%) 6/16/36 #, •	111,141	110,662
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	504,812
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,171,659

NQ- OPTFI [1224] 0225 (4238516)    27

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	$ 1,937,035
Total Non-Agency Commercial Mortgage-Backed Securities (cost $127,433,039)		116,219,433

Loan Agreements — 2.03%
Basic Industry — 0.04%
A-Ap Buyer 7.607% (SOFR01M + 3.25%) 9/9/31 •	920,000	927,666
		927,666
Capital Goods — 0.12%
Azorra Soar TLB Finance 7.859% (SOFR03M + 3.50%) 10/18/29 •	663,338	660,850
Berry Global Tranche AA 6.342% (SOFR01M + 1.86%) 7/1/29 •	513,680	515,490
Standard Industries 6.106% (SOFR01M + 1.86%) 9/22/28 •	350,113	351,332
SunSource Borrower 8.457% (SOFR01M + 4.10%) 3/25/31 •	1,523,487	1,529,010
		3,056,682
Communications — 0.28%
Charter Communications Operating
Tranche B-4 6.31% (SOFR03M + 2.00%) 12/7/30 •	1,831,500	1,828,720
Tranche B5 6.56% (SOFR03M + 2.25%) 11/21/31 •	467,000	466,635

Connect US Finco 8.857% (SOFR01M + 4.50%) 9/27/29 •	621,539	556,278
Frontier Communications Tranche B 7.837% (SOFR01M + 3.50%) 7/1/31 •	1,987,936	2,011,542
Midcontinent Communications 6.897% (SOFR01M + 2.50%) 8/16/31 •	1,221,938	1,231,102
Viasat 8.971% (SOFR01M + 4.61%) 3/2/29 •	1,341,462	1,208,993
	Principal amount°	Value (US $)

Loan Agreements (continued)
Communications (continued)

Virgin Media Bristol Tranche Y 7.724% (SOFR03M + 3.28%) 3/31/31 •	215,000	$ 213,234
		7,516,504
Consumer Cyclical — 0.45%
Hilton Worldwide Finance Tranche B-4 6.061% (SOFR01M + 1.75%) 1/27/25 •	1,088,891	1,095,091
Marriott Ownership Resorts 6.562% (SOFR01M + 2.25%) 1/31/25 •	1,890,500	1,892,390
Peer Holding III Tranche B-5 7.329% (SOFR03M + 3.00%) TBD 7/1/31 •	3,345,000	3,368,693
Scientific Games International Tranche B-2 6.632% (SOFR01M + 2.25%) 4/14/29 •	1,864,957	1,871,563
Staples 10.177% (SOFR02M + 5.75%) 9/4/29 •	1,526,175	1,462,131
White Cap Buyer Tranche C 7.607% (SOFR01M + 3.25%) 10/19/29 •	2,300,000	2,307,068
		11,996,936
Consumer Non-Cyclical — 0.39%
Concentra Health Services Tranche B 6.607% (SOFR01M + 2.25%) 7/26/31 •	1,536,150	1,547,671
DaVita Tranche B-1 6.357% (SOFR01M + 2.00%) 5/9/31 •	2,339,138	2,345,210
Flutter Entertainment Tranche B 6.079% (SOFR03M + 1.75%) 11/30/30 •	1,525,000	1,530,719
IRB Holding Tranche B 6.857% (SOFR01M + 2.50%) 1/31/25 •	3,489,203	3,497,109
TransUnion Intermediate Holdings Tranche B-8 6.062% (SOFR01M + 1.75%) 1/31/25 •	1,476,520	1,476,060
		10,396,769

28    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Finance Companies — 0.12%
Dragon Buyer 7.579% (SOFR03M + 3.25%) 9/30/31 •	1,390,000	$ 1,394,633
Jefferies Finance 7.356% (SOFR01M + 3.00%) 10/21/31 •	685,000	688,639
June Purchaser 7.579% (SOFR03M + 3.25%) 11/28/31 •	1,182,857	1,197,643
		3,280,915
Industrial — 0.07%
Indicor Tranche D, TBD 3/31/25 X	1,900,000	1,909,895
		1,909,895
Industrials — 0.04%
Alliance Laundry Systems Tranche B 7.837% (SOFR01M + 3.50%) 8/19/31 •	1,125,000	1,133,877
		1,133,877
Insurance — 0.13%
Ardonagh Group Finco Pty Tranche B 8.079 - 8.535 8.535% (SOFR03M + 3.75%) 2/17/31 •	2,840,000	2,857,750
USI 6.579% (SOFR03M + 2.25%) 9/27/30 •	697,968	697,750
		3,555,500
Technology — 0.29%
Amentum Holdings 6.607% (SOFR01M + 2.25%) 9/29/31 •	1,840,000	1,837,930
Broadcom Tranche A-3 5.463% (SOFR01M + 1.13%) 1/31/25 •	1,349,435	1,346,061
Entegris Tranche B 6.075% (SOFR03M + 1.75%) 7/6/29 •	603,292	607,723
Epicor Software Tranche F 7.110% (SOFR01M + 2.75%) 1/31/25 •	862,578	869,856
Icon Parent I 7.516% (SOFR03M + 3.00%) 11/13/31 •	1,010,000	1,014,797
Informatica Tranche B 6.607% (SOFR01M + 2.25%) 10/27/28 •	617,537	621,526
		Principal amount°	Value (US $)

Loan Agreements (continued)
Technology (continued)
UKG Tranche B 7.617% (SOFR03M + 3.00%) 2/10/31 •		1,296,334	$ 1,307,309
			7,605,202
Transportation — 0.01%
Delta Air Lines 8.043% (SOFR03M + 3.75%) 4/21/25 •		183,975	187,482
			187,482
Utilities — 0.09%
Calpine
6.107% (SOFR01M + 1.75%) 12/16/27 •		181,177	181,121
6.573% (SOFR01M + 2.00%) 12/31/24 •		237,556	237,816

Lightning Power Tranche B 7.579% (SOFR03M + 3.25%) 8/18/31 •		1,566,075	1,586,349
Vistra Operations Company 6.107% (SOFR01M + 1.75%) 12/20/30 •		499,243	500,647
			2,505,933
Total Loan Agreements (cost $53,862,322)			54,073,361

Sovereign Bonds — 2.57%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	153,330
			153,330
Angola — 0.01%
Angolan Government International Bonds
8.25% 5/9/28 ■		200,000	188,500
144A 8.75% 4/14/32 #		200,000	177,122
			365,622
Argentina — 0.02%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		288,000	222,682
1.00% 7/9/29		31,833	25,928
4.125% 7/9/35 ~		461,150	306,967
			555,577

NQ- OPTFI [1224] 0225 (4238516)    29

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Armenia — 0.01%
Republic of Armenia International Bond 3.60% 2/2/31 ■		200,000	$ 165,190
			165,190
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	311,779
			311,779
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	189,024
			189,024
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	386,800
5.00% 7/15/32 ■		255,000	246,585
			633,385
Brazil — 0.87%
Brazil Letras do Tesouro Nacional
10.327% 1/1/25 ^	BRL	1,700,000	275,177
10.404% 4/1/25 ^	BRL	17,000,000	2,668,120
11.753% 7/1/25 ^	BRL	85,000,000	12,897,107
13.215% 10/1/25 ^	BRL	39,630,000	5,775,561
Brazilian Government International Bonds
4.75% 1/14/50		510,000	349,128
6.00% 10/20/33		200,000	187,065
7.125% 5/13/54		1,200,000	1,112,487
			23,264,645
Canada — 0.34%
Province of Ontario Canada 3.65% 6/2/33	CAD	5,600,000	3,889,360
Province of Quebec Canada 3.60% 9/1/33	CAD	7,400,000	5,104,350
			8,993,710
Chile — 0.01%
Chile Government International Bonds
3.10% 5/7/41		323,000	231,590
3.50% 1/25/50		200,000	138,536
			370,126
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Colombia — 0.02%
Colombia Government International Bonds
5.00% 6/15/45	200,000	$ 135,400
5.20% 5/15/49	496,000	334,428
8.75% 11/14/53	200,000	202,728
		672,556
Dominican Republic — 0.02%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	500,000	447,500
5.30% 1/21/41 ■	231,000	196,812
		644,312
Egypt — 0.02%
Egypt Government International Bonds
5.80% 9/30/27 ■	211,000	197,939
144A 8.70% 3/1/49 #	359,000	283,009
		480,948
El Salvador — 0.01%
El Salvador Government International Bonds
144A 0.25% 4/17/30 #	150,000	3,048
144A 9.25% 4/17/30 #	150,000	159,188
		162,236
Ghana — 0.00%
Ghana Government International Bonds
144A 4.854% 7/3/26 #, ^	7,360	6,877
144A 5.00% 7/3/29 #, ~	55,660	48,185
144A 5.00% 7/3/35 #, ~	80,040	56,508
144A 5.586% 1/3/30 #, ^	12,696	9,866
		121,436
Guatemala — 0.01%
Guatemala Government Bond 144A 6.55% 2/6/37 #	400,000	393,600
		393,600
Honduras — 0.01%
Honduras Government International Bond 144A 8.625% 11/27/34 #	200,000	198,950
		198,950

30    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Hungary — 0.01%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	215,000	$ 218,481
		218,481
Israel — 0.05%
Israel Government International Bond 5.375% 3/12/29	1,400,000	1,397,391
		1,397,391
Italy — 0.25%
Cassa Depositi e Prestiti 144A 5.875% 4/30/29 #	6,600,000	6,725,529
		6,725,529
Ivory Coast — 0.01%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	200,000	178,656
		178,656
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #	200,000	197,091
		197,091
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #	207,000	223,846
		223,846
Mexico — 0.02%
Mexico Government International Bonds
4.875% 5/19/33	395,000	354,416
6.338% 5/4/53	200,000	178,713
		533,129
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33 ■	320,000	274,326
144A 7.875% 2/16/32 #	337,000	303,946
		578,272
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #	343,000	348,290
		348,290
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Panama — 0.01%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	$ 161,300
			161,300
Paraguay — 0.02%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		403,000	342,651
5.40% 3/30/50 ■		220,000	187,055
			529,706
Peru — 0.01%
Peruvian Government International Bond 2.844% 6/20/30		312,000	275,337
			275,337
Poland — 0.02%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		250,000	244,324
144A 5.75% 7/9/34 #		200,000	199,008

Republic of Poland Government International Bond 5.50% 4/4/53		203,000	187,720
			631,052
Qatar — 0.01%
Qatar Government International Bond 144A 4.40% 4/16/50 #		411,000	349,003
			349,003
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	153,434
			153,434
Romania — 0.07%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,561,940
144A 2.625% 12/2/40 #	EUR	123,000	81,629
144A 3.375% 1/28/50 #	EUR	109,000	73,779
7.125% 1/17/33 ■		176,000	178,650
			1,895,998
Saudi Arabia — 0.01%
Saudi Government International Bond 4.50% 10/26/46 ■		200,000	161,574
			161,574

NQ- OPTFI [1224] 0225 (4238516)    31

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	$ 186,274
144A 3.125% 5/15/27 #	EUR	100,000	102,176
144A 6.00% 6/12/34 #		200,000	196,987
			485,437
South Africa — 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	2,984,060
5.65% 9/27/47		200,000	149,899
5.875% 6/22/30		268,000	257,151
			3,391,110
South Korea — 0.02%
Export-Import Bank of Korea 5.125% 1/11/33		200,000	201,023
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		260,000	259,970
			460,993
Sri Lanka — 0.01%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~		26,208	21,753
144A 3.35% 3/15/33 #, ~		51,407	39,136
144A 3.60% 6/15/35 #, ~		34,712	25,166
144A 3.60% 5/15/36 #, ~		24,091	18,369
144A 3.60% 2/15/38 #, ~		48,202	36,937
144A 4.00% 4/15/28 #		33,550	31,497
			172,858
Supranational — 0.39%
European Union 2.875% 10/5/29 ■	EUR	9,900,000	10,428,066
			10,428,066
Türkiye — 0.04%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #		200,000	197,924
Turkey Government International Bonds
7.625% 4/26/29		300,000	311,419
9.125% 7/13/30		200,000	221,463

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Türkiye (continued)

Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	$ 349,022
			1,079,828
Ukraine — 0.01%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~		13,261	7,276
144A 0.00% 2/1/34 #, ~		49,556	20,629
144A 0.00% 2/1/35 #, ~		41,878	24,866
144A 0.00% 2/1/36 #, ~		34,899	20,584
144A 1.75% 2/1/34 #, ~		109,247	61,861
144A 1.75% 2/1/35 #, ~		84,970	46,946
144A 1.75% 2/1/36 #, ~		48,554	26,361
			208,523
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■		370,000	47,776
			47,776
Total Sovereign Bonds (cost $72,166,010)			68,509,106

Supranational Banks — 0.05%
Africa Finance 144A 5.55% 10/8/29 #		340,000	337,237
African Development Bank 5.75% 5/7/34 μ, ψ		525,000	506,024
Banque Ouest Africaine de Developpement 144A 2.75% 1/22/33 #	EUR	200,000	173,661
Corp Andina de Fomento 5.00% 1/24/29		200,000	200,865
Total Supranational Banks (cost $1,292,572)			1,217,787

US Treasury Obligations — 18.74%
US Treasury Bonds
1.375% 11/15/40		100,000	61,937
1.625% 11/15/50		13,500,000	7,042,923
1.75% 8/15/41		1,800,000	1,166,298
1.875% 2/15/41		52,800,000	35,392,949
1.875% 2/15/51		2,700,000	1,502,069
1.875% 11/15/51		5,100,000	2,814,258
2.00% 2/15/50		16,000,000	9,295,090
2.25% 8/15/46		13,695,000	8,845,229
2.25% 8/15/49		850,000	526,515
2.25% 2/15/52		2,600,000	1,576,936
2.50% 2/15/45		37,100,000	25,752,434

32    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
2.75% 8/15/42	900,000	$ 676,507
2.75% 11/15/42	1,400,000	1,046,826
2.875% 5/15/43	2,200,000	1,667,001
2.875% 8/15/45	16,700,000	12,323,576
3.00% 5/15/47	900,000	665,464
3.00% 8/15/48	3,770,000	2,754,822
3.00% 2/15/49	700,000	509,498
3.125% 5/15/48	1,490,000	1,116,515
3.625% 5/15/53	24,300,000	19,761,117
3.875% 2/15/43	23,845,000	21,048,418
4.125% 8/15/44	7,590,000	6,871,093
4.25% 2/15/54	155,000	141,447
4.25% 8/15/54	945,000	863,196
4.625% 5/15/54	7,455,000	7,245,591

US Treasury Floating Rate Notes 4.458% (USBMMY3M + 0.18%) 7/31/26 •	17,235,000	17,245,157
US Treasury Inflation Indexed Notes
0.125% 4/15/25	38,128,896	37,894,052
0.375% 7/15/25	266,222	264,628
0.625% 7/15/32	35,526,588	31,765,385
1.125% 1/15/33	19,604,820	18,040,102
1.75% 1/15/34	7,188,370	6,893,624
1.875% 7/15/34	19,113,810	18,526,039
US Treasury Notes
0.50% 10/31/27 ∞	13,200,000	11,883,515
2.625% 3/31/25	12,700,000	12,650,664
3.50% 1/31/30	15,650,000	15,017,914
3.625% 9/30/31	38,495,000	36,589,301
3.75% 8/31/26	410,000	406,819
3.875% 8/15/34	23,800,000	22,511,249
4.00% 2/15/34	1,000,000	957,672
4.125% 10/31/29	42,440,000	41,961,192
4.25% 11/15/34	15,705,000	15,296,901
4.375% 7/15/27	13,355,000	13,391,356
4.625% 9/30/28	11,165,000	11,272,015
4.625% 5/31/31	14,695,000	14,819,120

US Treasury Strip Coupon 4.482% 5/15/44 ^	3,125,000	1,178,190
US Treasury STRIP Principal 2.774% 5/15/44 ^	2,940,000	1,153,906
Total US Treasury Obligations (cost $534,442,046)		500,386,510

	Number of shares	Value (US $)
Common Stocks — 0.04%
Financials — 0.00%
MNSN Holdings =, †	2,589	$ 12,945
		12,945
Industrials — 0.04%
Grupo Aeromexico =, †	50,210	1,023,416
		1,023,416
Total Common Stocks (cost $476,500)		1,036,361

Preferred Stock — 0.05%
Financials — 0.05%
SVB Financial Trust =, †, ω	2,953	1,476,500
Total Preferred Stock (cost $1,496,277)		1,476,500
	Notional amount*
Options Purchased — 0.01%
Call Swaptions — 0.01%
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/10/25 (GS)	45,500,000	1,214
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/11/25 (GS)	30,000,000	852
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/12/25 (GS)	45,400,000	1,370
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/13/25 (GS)	44,900,000	1,437

NQ- OPTFI [1224] 0225 (4238516)    33

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount*	Value (US $)
Options Purchased (continued)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/6/25 (GS)	30,000,000	$ 614
1 yr IRS pay a fixed rate 3.75% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 10/30/25 (DB)	83,800,000	237,060
Total Options Purchased (premium paid $449,168)		242,547
	Number of shares
Short-Term Investments — 20.51%
Money Market Mutual Funds — 1.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	12,536,780	12,536,780
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	12,536,780	12,536,780
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	12,536,780	12,536,780
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	12,536,780	12,536,780
		50,147,120
Principal amount°
Commercial Papers — 0.08%
DTE Energy 4.859% 1/10/25	750,000	749,077
	Principal amount°	Value (US $)
Experian 4.738% 2/12/25	1,300,000	1,293,022
		2,042,099
Repurchase Agreements — 18.55%
US Treasury repurchase agreement with BNP Paribas 4.54%, dated 12/31/24, to be repurchased 1/3/25, repurchase price $100,013 (collateralized by US government obligations; 1.25%; market value $102,104)	100,000	$ 100,000
US Treasury repurchase agreement with BNP Paribas 4.58%, dated 12/31/24, to be repurchased 1/2/25, repurchase price $21,705,521 (collateralized by US government obligations; 2.875%; market value $22,108,940)	21,700,000	21,700,000
US Treasury repurchase agreement with BofA Securities 4.58%, dated 12/31/24, to be repurchased 1/3/25, repurchase price $152,819,440 (collateralized by US government obligations; 3.625%; market value $156,017,410)	152,800,000	152,800,000

34    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with JPMorgan Securities 4.70%, dated 12/30/24, to be repurchased 1/2/25, repurchase price $100,026 (collateralized by US government obligations; 4.625%; market value $101,961)	100,000	$ 100,000
US Treasury repurchase agreement with JPMorgan Securities 4.70%, dated 12/30/24, to be repurchased 1/2/25, repurchase price $153,239,924 (collateralized by US government obligations; 0.125%; market value $155,976,235)	152,900,000	152,900,000
US Treasury repurchase agreement with JPMorgan Securities 5.39%, dated 7/26/24, to be repurchased 7/30/24, repurchase price $186,000,613 (collateralized by US government obligations; 2.00% - 2.25%%; market value $174,023,720)	167,764,853	167,764,853
		495,364,853
Total Short-Term Investments (cost $547,553,973)		547,554,072
Total Value of Securities Before Options Written—131.57% (cost $3,642,686,617)		3,512,422,871

	Number of contracts	Value (US $)
Options Written — (0.01%)
Futures Call Options — 0.00%
Euro-Bobl, strike price $119.25, expiration date 1/24/25, notional amount ($57,561,732)	(5)	$ 466
Euro-Bund, strike price $136.5, expiration date 1/24/25, notional amount ($65,887,800)	(5)	1,399
Euro-Bund, strike price $138.0, expiration date 1/24/25, notional amount ($66,612,114)	(5)	2,175
Euro-Bund, strike price $138.5, expiration date 1/24/25, notional amount ($40,111,914)	(3)	1,398
		5,438
Futures Put Options — (0.00%)
Euro-Bobl, strike price $117.5, expiration date 1/24/25, notional amount ($56,716,457)	(5)	(570)
Euro-Bund, strike price $133.5, expiration date 1/24/25, notional amount ($64,439,704)	(5)	(1,890)
Euro-Bund, strike price $134.5, expiration date 1/24/25, notional amount ($64,922,589)	(5)	(5,283)
Euro-Bund, strike price $135.5, expiration date 1/24/25, notional amount ($39,243,149)	(3)	(5,096)
		(12,839)
Notional amount*
Call Swaptions — (0.01%)
1 yr IRS pay a fixed rate 2.83% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 10/30/25 (DB)	(83,800,000)	(73,828)

NQ- OPTFI [1224] 0225 (4238516)    35

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount*	Value (US $)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 3.29% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 10/30/25 (DB)	(83,800,000)	$ (132,509)
10 yr IRS pay a fixed rate 1.97% and receive a floating rate based on 1-month EUR-ICE ESTR expiration date 1/6/25 (JPMCB)	(400,000)	(0)
10 yr IRS pay a fixed rate 3.243% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/6/25 (GS)	(3,300,000)	(1,216)
10 yr IRS pay a fixed rate 3.245% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/12/25 (GS)	(5,000,000)	(2,458)
10 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/11/25 (GS)	(3,300,000)	(1,590)
10 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/13/25 (GS)	(5,000,000)	(2,626)
10 yr IRS pay a fixed rate 3.255% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/10/25 (GS)	(5,000,000)	(2,361)
	Notional amount*	Value (US $)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.49% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/6/25 (BNP)	(1,100,000)	$ (0)
10 yr IRS pay a fixed rate 3.496% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/6/25 (GS)	(800,000)	(0)
10 yr IRS pay a fixed rate 3.50% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/6/25 (GS)	(1,300,000)	(0)
10 yr IRS pay a fixed rate 3.50% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/6/25 (JPMCB)	(500,000)	(0)
10 yr IRS pay a fixed rate 3.533% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/2/25 (JPMCB)	(1,600,000)	(0)
10 yr IRS pay a fixed rate 3.69% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/17/25 (GS)	(800,000)	(232)
10 yr IRS pay a fixed rate 3.721% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/13/25 (GS)	(1,200,000)	(233)

36    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
	Notional amount*	Value (US $)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.822% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/21/25 (GS)	(1,500,000)	$ (2,229)
10 yr IRS pay a fixed rate 3.875% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/21/25 (GS)	(400,000)	(888)
10 yr IRS pay a fixed rate 3.90% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/23/25 (GS)	(800,000)	(2,358)
10 yr IRS pay a fixed rate 3.908% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/24/25 (GS)	(700,000)	(2,277)
		(224,805)
Put Swaptions — (0.00%)
10 yr IRS pay a fixed rate 3.50% and receive a floating rate based on 1-month EUR-ICE ESTR expiration date 1/6/25 (JPMCB)	(400,000)	(5,257)
10 yr IRS pay a fixed rate 3.84% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/6/25 (BNP)	(1,100,000)	(20,962)
10 yr IRS pay a fixed rate 3.85% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/6/25 (JPMCB)	(500,000)	(9,134)
	Notional amount*	Value (US $)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.896% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/6/25 (GS)	(800,000)	$ (11,779)
10 yr IRS pay a fixed rate 3.90% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/6/25 (GS)	(1,300,000)	(18,750)
10 yr IRS pay a fixed rate 3.933% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/2/25 (JPMCB)	(1,600,000)	(18,263)
10 yr IRS pay a fixed rate 4.06% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/17/25 (GS)	(800,000)	(4,905)
10 yr IRS pay a fixed rate 4.071% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/13/25 (GS)	(1,200,000)	(7,227)
10 yr IRS pay a fixed rate 4.222% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/21/25 (GS)	(1,500,000)	(4,673)
10 yr IRS pay a fixed rate 4.275% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/21/25 (GS)	(400,000)	(869)

NQ- OPTFI [1224] 0225 (4238516)    37

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount*	Value (US $)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 4.30% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/23/25 (GS)	(800,000)	$ (1,647)
10 yr IRS pay a fixed rate 4.308% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/24/25 (GS)	(700,000)	(1,446)
		(104,912)
Total Options Written (premium received $515,312)		(337,118)

Liabilities Net of Receivables and Other Assets—(31.56%)★		(842,437,281)
Net Assets Applicable to 333,122,010 Shares Outstanding—100.00%		$2,669,648,472
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
∞	Fully or partially pledged as collateral for futures and swap contracts.
Δ	Securities have been classified by country of risk.
X	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2024.
«	PIK. The first payment of cash and/or principal will be made after December 31, 2024.
‡	Non-income producing security. Security is currently in default.
>>	PIK. 100% of the income received was in the form of principal.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $471,755,320, which represents 17.67% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
★	Includes $13,941,254 cash collateral held at broker for certain open derivatives, $361,830 cash collateral posted for TBA transactions, and $2,350,000 cash collateral due to brokers for certain open derivatives.
ω	Perpetual security with no stated maturity date.

38    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$197,143	$197,143	$199,607	$2,464
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	CAD	(7,252,000)	USD	5,096,928	1/15/25	$49,039	$—
BAML	JPY	(9,669,812)	USD	63,419	1/15/25	1,851	—
BNP	AUD	5,210,224	USD	(3,378,961)	1/15/25	—	(154,041)
BNP	BRL	(85,000,000)	USD	14,221,181	7/2/25	1,015,561	—
BNP	BRL	(30,030,000)	USD	4,816,017	10/2/25	264,685	—
BNP	CAD	(1,060,296)	USD	756,030	1/15/25	17,991	—
BNP	EUR	(4,233,000)	USD	4,409,553	1/15/25	22,118	—
BNP	GBP	(7,055,000)	USD	8,958,666	1/15/25	127,673	—
BNP	INR	2,106,136	USD	(24,913)	1/17/25	—	(360)
BNP	INR	1,374,858	USD	(15,952)	3/21/25	—	(18)
BNP	KRW	8,551,211	USD	(5,762)	1/8/25	29	—
BNP	KRW	(40,049,997)	USD	28,707	1/15/25	1,581	—
BNP	KRW	(8,529,143)	USD	5,762	3/19/25	—	(28)
BNP	PLN	(94,828)	USD	23,278	1/31/25	344	—
CITI	BRL	7,126,075	USD	(1,232,885)	2/4/25	—	(87,103)
CITI	CAD	(5,879,000)	USD	4,077,101	1/15/25	—	(15,086)
CITI	INR	3,878,657	USD	(45,804)	1/17/25	—	(588)
CITI	INR	13,468,637	USD	(157,246)	3/21/25	—	(1,155)
CITI	KRW	(32,554,533)	USD	23,752	1/8/25	1,707	—
CITI	KRW	(6,680,258)	USD	4,564	3/19/25	29	—
DB	EUR	(72,658,000)	USD	76,973,669	1/15/25	1,664,839	—
DB	KRW	(27,518,877)	USD	19,629	1/22/25	986	—
DB	MXN	134,426	USD	(6,644)	2/13/25	—	(246)
DB	TRY	15,965,204	USD	(425,612)	2/18/25	4,518	—
JPMCB	BRL	(36,067,367)	USD	5,922,392	1/3/25	87,698	—
JPMCB	BRL	49,692,339	USD	(8,092,388)	2/4/25	—	(102,496)
JPMCB	BRL	(17,000,000)	USD	3,024,480	4/2/25	315,128	—
JPMCB	BRL	(9,600,000)	USD	1,484,001	10/2/25	29,030	—
JPMCB	EUR	(923,952)	USD	969,940	2/7/25	11,362	—
JPMCB	INR	4,784,142	USD	(56,509)	1/17/25	—	(737)
JPMCB	JPY	(15,181,062)	USD	101,373	1/15/25	4,714	—
JPMCB	PLN	(78,007)	USD	19,203	1/24/25	332	—
JPMCB	TRY	424,212,279	USD	(11,290,379)	2/18/25	138,610	—
JPMCB	TRY	20,080,346	USD	(451,802)	5/8/25	50,842	—
TD	EUR	(4,728,330)	USD	4,997,784	2/14/25	90,788	—
Total Forward Foreign Currency Exchange Contracts						$3,901,455	$(361,858)

NQ- OPTFI [1224] 0225 (4238516)    39

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
169	3 Month SOFR	$40,415,294	$40,359,529	3/18/25	$55,765	$—	$1,056
169	3 Month SOFR	40,568,450	40,775,691	12/16/25	—	(207,241)	(4,225)
169	3 Month SOFR	40,583,237	40,826,391	3/17/26	—	(243,154)	(2,112)
169	3 Month SOFR	40,486,063	40,555,989	6/17/25	—	(69,926)	—
169	3 Month SOFR	40,540,987	40,691,191	9/16/25	—	(150,204)	(2,113)
169	3 Month SOFR	40,587,463	40,858,079	6/16/26	—	(270,616)	(2,113)
169	3 Month SOFR	40,585,350	40,874,979	9/15/26	—	(289,629)	(2,113)
166	Canadian Treasury 10 yr Bonds	14,159,282	13,929,506	3/20/25	229,776	—	16,997
(178)	Euro-Bobl	(21,731,180)	(21,879,368)	3/6/25	148,188	—	(587)
(137)	Euro-Bund	(18,936,664)	(19,257,570)	3/6/25	320,906	—	(1,270)
(50)	Euro-Schatz	(5,541,020)	(5,562,594)	3/6/25	21,574	—	(85)
23	Long 10 yr Gilt	2,660,826	2,724,033	3/27/25	—	(63,207)	7,642
112	US Treasury 2 yr Notes	23,028,250	23,041,583	3/31/25	—	(13,333)	(1,750)
2,559	US Treasury 5 yr Notes	272,033,695	273,430,109	3/31/25	—	(1,396,414)	(239,906)
(1,273)	US Treasury 10 yr Notes	(138,438,750)	(139,758,007)	3/20/25	1,319,257	—	278,469
572	US Treasury 10 yr Ultra Notes	63,670,750	64,135,313	3/20/25	—	(464,563)	(6,500)
(7)	US Treasury 10 yr Ultra Notes	(779,188)	(789,998)	3/20/25	10,811	—	1,750
774	US Treasury Long Bonds	88,115,063	90,149,418	3/20/25	—	(2,034,355)	(193,500)
158	US Treasury Ultra Bonds	18,787,187	19,442,119	3/20/25	—	(654,932)	(69,125)
Total Futures Contracts			$584,546,393		$2,106,277	$(5,857,574)	$(219,485)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.42.V1[3] 6/20/29-Quarterly	8,110,000	5.000%	$(660,150)	$(545,869)	$—	$(114,281)	$(4,265)
			(660,150)	(545,869)	—	(114,281)	(4,265)
Protection Sold/Moody's Ratings:
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	4,595	(1,518)	6,113	—	(125)
40    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared: (continued)
Protection Sold/Moody's Ratings (continued):
Boeing 7.25% 6/15/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	$31,131	$(9,043)	$40,174	$—	$(1,069)
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	37,365	(47,291)	84,656	—	(693)
CDX.ITRX.EUR.42[4] 12/20/29-Quarterly	EUR 100,000	1.000%	2,089	2,119	—	(30)	(3)
CDX.NA.IG.35[5] 12/20/25-Quarterly	400,000	1.000%	3,501	2,042	1,459	—	13
CDX.NA.IG.36[5] 6/20/26-Quarterly	1,900,000	1.000%	23,217	13,832	9,385	—	182
CDX.NA.IG.37[5] 12/20/26-Quarterly	300,000	1.000%	4,557	2,614	1,943	—	40
CDX.NA.IG.43[5] 12/20/29-Quarterly	1,800,000	1.000%	40,777	42,456	—	(1,679)	252
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	20,401	5,111	15,290	—	17
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	7,806	1,700	6,106	—	—
General Motors 4.875% 10/2/23 Baa2 12/20/26-Quarterly	240,000	5.000%	21,746	17,804	3,942	—	(6)
General Motors 4.875% 10/2/23 Baa2 6/20/28-Quarterly	275,000	5.000%	38,739	22,222	16,517	—	10
			235,924	52,048	185,585	(1,709)	(1,382)
			(424,226)	(493,821)	185,585	(115,990)	(5,647)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	(11,507)	4,587	—	(16,094)	—
JPMCB Republic of Brazil 1.00% 12/20/28 Ba2 12/20/29 - Quarterly	428,000	1.000%	20,846	12,749	8,097	—	—
NQ- OPTFI [1224] 0225 (4238516)    41

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Over-The-Counter (continued):
Protection Purchased/Moody’s Ratings (continued):
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28 - Quarterly	401,000	1.000%	$4,271	$17,022	$—	$(12,751)	$—
			13,610	34,358	8,097	(28,845)	—
Protection Sold/Moody's Ratings:
CITI Israel 2.875% 3/16/26 A2 6/20/27-Quarterly	2,200,000	1.000%	14,084	(8,188)	22,272	—	—
DB CMBX.NA.AAA[6] 10/17/57-Monthly	398,068	0.500%	63	(21,879)	21,942	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	107,215	112,591	—	(5,376)	—
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	107,215	111,787	—	(4,572)	—
			228,577	194,311	44,214	(9,948)	—
			242,187	228,669	52,311	(38,793)	—
Total CDS Contracts			$(182,039)	$(265,152)	$237,896	$(154,783)	$(5,647)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[8] 12/18/25- (At Maturity/ At Maturity)	14,800,000	3.50%/ (4.411)%	$100,749	$5,460	$95,289	$—	$173
3 yr IRS[8] 2/18/26- (Semiannually/ Quarterly)	42,100,000	(0.64)%/ 4.46%	(1,870,422)	(138,056)	—	(1,732,366)	2,860
3 yr IRS[9] 1/4/27- (At Maturity/ At Maturity)	BRL 196,500,000	11.496%/ (12.15)%	(2,441,342)	—	—	(2,441,342)	3,580
3 yr IRS[9] 1/4/27- (At Maturity/ At Maturity)	BRL 2,900,000	11.566%/ (12.15)%	(35,277)	—	—	(35,277)	53
42    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5 yr IRS[10] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 3.064%	$(69,600)	$—	$—	$(69,600)	$381
5 yr IRS[10] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 3.064%	(145,008)	—	—	(145,008)	791
5 yr IRS[10] 5/13/27- (Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 2.779%	(105,473)	—	—	(105,473)	703
5 yr IRS[10] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 2.735%	(50,923)	—	—	(50,923)	346
5 yr IRS[8] 12/18/29- (Annually/ Annually)	20,260,000	3.75%/ (4.411)%	271,960	38,261	233,699	—	13,324
5 yr IRS[11] 9/18/29- (Annually/ Annually)	GBP 22,300,000	(4.00)%/ 4.70%	(140,427)	211,970	—	(352,397)	52,934
5 yr IRS[11] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (4.855)%	291,125	(12,558)	303,683	—	(1,949)
5 yr IRS[12] 10/5/29- (Annually/ Annually)	EUR 4,700,000	2.063%/ (2.916)%	4,300	—	4,300	—	(1,080)
5 yr IRS[12] 10/5/29- (Annually/ Annually)	EUR 2,000,000	2.05%/ (2.916)%	2,804	—	2,804	—	(464)
5 yr IRS[12] 10/5/29- (Annually/ Annually)	EUR 3,200,000	2.056%/ (2.916)%	3,508	—	3,508	—	(738)
5 yr IRS[10] 8/14/29- (Annually/ Semiannually)	EUR 2,400,000	2.650%/ (3.445)%	(34,821)	—	—	(34,821)	107
7 yr IRS[8] 10/31/30- (Annually/ Annually)	15,300,000	3.595%/ (4.581)%	382,322	—	382,322	—	12,219
7 yr IRS[8] 10/31/30- (Annually/ Annually)	9,800,000	3.601%/ (4.581)%	241,849	—	241,849	—	7,829
7 yr IRS[8] 10/31/30- (Annually/ Annually)	4,400,000	3.601%/ (4.581)%	108,607	—	108,607	—	3,515
7 yr IRS[8] 10/31/30- (Annually/ Annually)	2,200,000	3.545%/ (4.581)%	60,790	—	60,790	—	1,752
7 yr IRS[8] 10/31/30- (Annually/ Annually)	3,390,000	3.582%/ (4.581)%	87,147	—	87,147	—	2,705
7 yr IRS[8] 10/31/30- (Annually/ Annually)	4,300,000	3.623%/ (4.581)%	100,986	—	100,986	—	3,439
7 yr IRS[8] 10/31/30- (Annually/ Annually)	9,900,000	3.689%/ (4.581)%	197,872	—	197,872	—	7,945
7 yr IRS[8] 10/31/30- (Annually/ Annually)	2,900,000	3.664%/ (4.581)%	61,855	—	61,855	—	2,324
7 yr IRS[8] 10/31/30- (Annually/ Annually)	2,300,000	3.677%/ (4.581)%	47,482	—	47,482	—	1,845
NQ- OPTFI [1224] 0225 (4238516)    43

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
8 yr IRS[13] 6/1/32- (Semiannually/ Semiannually)	CAD 16,200,000	3.50%/ (3.31)%	$(504,041)	$65,428	$—	$(569,469)	$(8,213)
8 yr IRS[8] 7/15/32- (Annually/ Annually)	15,120,000	(1.857)%/ 4.986%	(2,368,029)	—	—	(2,368,029)	(15,646)
8 yr IRS[13] 6/1/33- (Semiannually/ Semiannually)	CAD 7,300,000	2.90%/ (3.32)%	(10,221)	(3,443)	—	(6,778)	(3,005)
8 yr IRS[13] 6/1/33- (Semiannually/ Semiannually)	CAD 5,200,000	2.85%/ (3.314)%	9,239	(33)	9,272	—	(2,205)
10 yr IRS[13] 12/20/33- (Semiannually/ Semiannually)	CAD 4,900,000	3.75%/ (3.31)%	(226,366)	(16,036)	—	(210,330)	(2,238)
10 yr IRS[8] 12/26/33- (Annually/ Annually)	1,300,000	3.842%/ (4.46)%	21,716	—	21,716	—	1,832
10 yr IRS[8] 7/10/34- (Annually/ Annually)	310,000	3.88%/ (5.011)%	(2,953)	—	—	(2,953)	12,942
10 yr IRS[8] 8/5/34- (Annually/ Annually)	300,000	3.85%/ (4.932)%	6,603	—	6,603	—	448
10 yr IRS[8] 8/6/34- (Annually/ Annually)	500,000	3.795%/ (4.929)%	13,271	—	13,271	—	745
10 yr IRS[8] 8/14/34- (Annually/ Annually)	100,000	3.569%/ (4.90)%	(3,465)	—	—	(3,465)	(147)
10 yr IRS[8] 8/28/34- (Annually/ Annually)	900,000	3.555%/ (4.841)%	41,024	—	41,024	—	1,329
10 yr IRS[8] 8/28/34- (Annually/ Annually)	900,000	3.565%/ (4.841)%	40,278	—	40,278	—	1,330
10 yr IRS[8] 9/4/34- (Annually/ Annually)	300,000	3.47%/ (4.808)%	(13,049)	—	—	(13,049)	(442)
10 yr IRS[8] 9/4/34- (Annually/ Annually)	900,000	3.514%/ (4.808)%	(36,136)	—	—	(36,136)	(1,329)
10 yr IRS[8] 9/4/34- (Annually/ Annually)	1,100,000	3.525%/ (4.808)%	(43,231)	—	—	(43,231)	(1,625)
10 yr IRS[8] 9/5/34- (Annually/ Annually)	1,300,000	3.410%/ (4.802)%	74,452	—	74,452	—	1,908
10 yr IRS[8] 9/16/34- (Annually/ Annually)	500,000	3.24%/ (4.74)%	35,455	—	35,455	—	729
10 yr IRS[8] 9/16/34- (Annually/ Annually)	700,000	3.278%/ (4.74)%	47,462	—	47,462	—	1,023
10 yr IRS[8] 9/18/34- (Annually/ Annually)	900,000	3.248%/ (4.726)%	63,111	—	63,111	—	1,313
10 yr IRS[11] 9/18/34- (Annually/ Annually)	GBP 4,800,000	(3.75)%/ 4.852%	(169,976)	46,949	—	(216,925)	19,516
10 yr IRS[8] 12/18/34- (Annually/ Annually)	40,800,000	3.75%/ (4.411)%	1,083,194	(849,778)	1,932,972	—	62,156
44    NQ- OPTFI [1224] 0225 (4238516)

(Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[8] 12/30/34- (Annually/ Annually)	1,900,000	(4.015)%/ 4.46%	$(8,947)	$—	$—	$(8,947)	$(2,941)
10 yr IRS[10] 3/19/35- (Annually/ Semiannually)	EUR 29,220,000	(2.50)%/ 2.568%	395,762	201,036	194,726	—	(69,246)
30 yr IRS[8] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (4.473)%	6,300,603	3,251,003	3,049,600	—	7,700
30 yr IRS[8] 9/19/53- (Annually/ Annually)	4,800,000	1.842%/ (4.758)%	1,757,819	1,513,198	244,621	—	1,823
30 yr IRS[8] 10/27/53- (Semiannually/ Quarterly)	13,680,000	2.06%/ (4.602)%	5,090,753	—	5,090,753	—	(663,810)
30 yr IRS[8] 6/20/54- (Annually/ Annually)	8,400,000	3.50%/ (5.058)%	709,427	(3,212)	712,639	—	5,360
30 yr IRS[10] 3/19/55- (Annually/ Semiannually)	EUR 6,175,000	(2.25)%/ 2.568%	(141,909)	(9,580)	—	(132,329)	439
Total IRS Contracts			$9,231,909	$4,300,609	$13,510,148	$(8,578,848)	$(535,660)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
X	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY
Index,is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
[4]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[6]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[7]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation

NQ- OPTFI [1224] 0225 (4238516)    45

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
(depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[8]	Rates resets based on SOFR.
[9]	Rates resets based on Brazil CETIP Interbank Deposit.
[10]	Rate resets based on EUR006M.
[11]	Rate resets based on SONIA.
[1][2]	Rate resets based on ESTR.
[1][3]	Rates resets based on CORRA.
Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
AG – Aktiengesellschaft
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BDC – Business Development Company
BNP – BNP Paribas
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CETIP – Central de Custódia de Liquidação Financeira de Títulos
CITI – Citigroup
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
DB – Deutsche Bank
ESTR – Euro Short-Term Rate
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
Summary of abbreviations: (continued)
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MASTR – Mortgage Asset Securitization Transactions, Inc.
MUTKCALM – Japan Overnight Call Rate
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA – Sterling Overnight Indexed Average
STRIP – Separate Trading of Registered Interest and Principal
TBA – To be announced
TBD – To be determined
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
TSFR06M – 6 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
PLN – Polish Zloty
TRY – Turkish Lira
USD – US Dollar

46    NQ- OPTFI [1224] 0225 (4238516)